UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Asset Strategy Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Biotechnology - 2.67%
Gilead Sciences, Inc. (A)(B)	410	$19,000

Coal & Consumable Fuels - 1.38%
China Shenhua Energy Company Limited, H Shares (C)	4,350	9,815

Communications Equipment - 2.99%
QUALCOMM Incorporated	547	21,266

Construction & Engineering - 1.50%
China Communications Construction Company Limited, H Shares (C)	9,690	10,634

Data Processing & Outsourced Services - 1.32%
Redecard S.A. (A)(C)	189	2,294
Visa Inc., Class A	127	7,067
		9,361
Diversified Banks - 4.83%
Industrial and Commercial Bank of China (Asia) Limited (A)(C)	51,126	26,571
Standard Chartered PLC (A)(C)	627	7,791
		34,362
Diversified Metals & Mining - 2.78%
Southern Copper Corporation	790	13,764
Xstrata plc (C)	891	5,980
		19,744
Education Services - 0.70%
New Oriental Education & Technology Group Inc., ADR (A)	98	4,943

Fertilizers & Agricultural Chemicals - 2.50%
Monsanto Company	214	17,794

Heavy Electrical Equipment - 0.81%
ALSTOM (C)	112	5,785

Hotels, Resorts & Cruise Lines - 0.42%
Ctrip.com International, Ltd.	110	3,022

Integrated Oil & Gas - 2.09%
TOTAL S.A. (C)	300	14,825

Life & Health Insurance - 6.39%
China Life Insurance Company Limited, H Shares (A)(C)	9,531	31,348
Ping An Insurance (Group) Company of China, Ltd., H Shares (C)	2,362	14,058
		45,406
Mortgage REITs - 1.97%
Annaly Capital Management, Inc.	1,008	13,982

Oil & Gas Exploration & Production - 0.76%
XTO Energy Inc.	177	5,433

Personal Products - 0.66%
Hengan International Group Company Limited (C)	1,156	4,650

Real Estate Development - 0.96%
China Overseas Land & Investment Limited (C)	4,371	6,851

Regional Banks - 3.53%
China Construction Bank Corporation (A)(C)(D)	16,298	9,252
China Construction Bank Corporation (C)	27,925	15,852
		25,104
Semiconductors - 1.53%
MediaTek Incorporation (C)	77	725
PMC-Sierra, Inc. (A)	500	3,191
Taiwan Semiconductor Manufacturing Company Ltd. (C)	4,622	6,960
		10,876
Wireless Telecommunication Service - 0.47%
MTN Group Limited (A)(C)	304	3,370

TOTAL COMMON STOCKS - 40.26%		$286,223

(Cost: $281,661)

INVESTMENT FUNDS - 0.11%

Multiple Industry
Vietnam Azalea Fund Limited (A)(E)(F)	300	$774
(Cost: $1,982)

CORPORATE DEBT SECURITIES	Principal

Banking - 0.12%
Credit Suisse,
5.000%, 5-15-13	900	$870

Beverage / Bottling - 0.15%
Anheuser-Busch InBev Worldwide Inc.,
7.200%, 1-15-14 (G)	500	524
Companhia Brasileira de Bebidas,
10.500%, 12-15-11	500	563
		1,087
Biotechnology - 0.03%
Amgen Inc., Convertible,
0.125%, 2-1-11	200	188

Building Products - 0.06%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	627	423

Cable / Media - 0.04%
Viacom Inc.,
5.625%, 8-15-12	270	232

Coal & Consumable Fuels - 0.02%
Massey Energy Company, Convertible,
3.250%, 8-1-15	200	123

Computer Hardware - 0.28%
Hewlett-Packard Company:
4.250%, 2-24-12	1,200	1,233
6.125%, 3-1-14	750	799
		2,032
Conglomerate / Diversified Mfg - 0.07%
Danaher Corporation,
5.400%, 3-1-19	500	506

Construction & Farm Machinery & Heavy Trucks - 0.11%
Caterpillar Inc.,
7.000%, 12-15-13	750	798

Consumer Finance - 0.13%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (G)	1,000	903

Consumer Products - 0.34%
Kimberly-Clark Corporation,
5.000%, 8-15-13	2,200	2,308
Staples, Inc.,
7.750%, 4-1-11	67	69
		2,377
Consumer Products / Tobacco - 0.08%
Central European Distribution Corporation,
8.000%, 7-25-12 (G)(H)	EUR720	593

Department Stores - 0.14%
Kohl's Corporation,
6.300%, 3-1-11	$1,000	1,010

Diversified Chemicals - 0.10%
E.I. du Pont de Nemours and Company,
5.875%, 1-15-14	675	714

Diversified Metals & Mining - 0.10%
BHP Billiton Finance (USA) Limited,
5.500%, 4-1-14	700	705

Electric - 0.17%
Illinois Power Company,
7.500%, 6-15-09	1,200	1,201

Electric Utilities - 0.34%
Allegheny Energy Supply Company, LLC,
7.800%, 3-15-11	2,430	2,430

Finance - Other - 0.57%
AXA Financial, Inc.,
7.750%, 8-1-10	700	693
Block Financial LLC,
7.875%, 1-15-13	350	345
CME Group Inc.,
5.750%, 2-15-14	1,820	1,876
Western Union Company (The),
6.500%, 2-26-14	1,100	1,122
		4,036
Finance Companies - 0.22%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (D)	1,500	525
Toyota Motor Credit Corporation,
1.590%, 1-18-15 (I)	1,050	1,025
		1,550
Food Processors - 0.02%
Sara Lee Corporation,
3.875%, 6-15-13	150	144

Gas - Local Distribution - 0.12%
DCP Midstream, LLC,
9.700%, 12-1-13 (D)	800	842

Gas Pipe Lines - 0.55%
Duke Capital Corporation,
7.500%, 10-1-09	1,490	1,515
Enterprise Products Operating LLC,
9.750%, 1-31-14	1,685	1,852
Plains All American Pipeline, L.P., PAA Finance Corp.,
7.750%, 10-15-12	555	559
		3,926
General Merchandise Stores - 0.06%
Dollar General Corporation,
11.875%, 7-15-17	450	442

Home Improvement Retail - 0.17%
Home Depot, Inc. (The):
4.625%, 8-15-10	250	250
5.200%, 3-1-11	950	956
		1,206
Industrial - Other - 0.10%
Waste Management, Inc.,
6.375%, 3-11-15	700	701

Integrated Oil & Gas - 0.04%
Chevron Corporation,
3.450%, 3-3-12	300	308

Integrated Telecommunication Services - 0.11%
AT&T Inc.,
4.850%, 2-15-14	800	808

Investment Banking & Brokerage - 1.02%
Goldman Sachs Group, Inc. (The):
5.300%, 2-14-12	300	289
5.700%, 9-1-12	1,250	1,213
5.450%, 11-1-12	250	241
5.250%, 10-15-13	250	234
5.150%, 1-15-14	625	571
J.P. Morgan Chase & Co.,
6.625%, 3-15-12	1,250	1,221
Morgan Stanley:
4.000%, 1-15-10	650	645
5.050%, 1-21-11	1,000	983
5.300%, 3-1-13	1,150	1,106
Morgan Stanley Dean Witter & Co.,
6.750%, 4-15-11	750	751
		7,254
IT Consulting & Other Services - 0.04%
SunGard Data Systems Inc.,
10.250%, 8-15-15	450	315

Life Insurance - 0.14%
Prudential Financial, Inc.,
5.800%, 6-15-12	1,285	1,032

Metals / Mining - 0.28%
Rio Tinto Finance (USA) Limited,
5.875%, 7-15-13	300	269
Vedanta Resources plc,
6.625%, 2-22-10 (D)	1,800	1,746
		2,015
Office Electronics - 0.25%
Xerox Corporation:
6.875%, 8-15-11	315	301
5.500%, 5-15-12	850	736
7.625%, 6-15-13	400	357
6.400%, 3-15-16	225	172
6.750%, 2-1-17	225	172
		1,738
Oil & Gas Exploration & Production - 0.18%
XTO Energy Inc.:
7.500%, 4-15-12	700	733
5.900%, 8-1-12	525	530
		1,263
Oilfield Machinery & Service - 0.11%
Smith International, Inc.,
8.625%, 3-15-14	750	764

Other Diversified Financial Services - 0.10%
Bank One Corporation,
5.900%, 11-15-11	250	245
MBNA America Bank, National Association,
7.125%, 11-15-12 (G)	500	459
		704
Paper / Forest Products - 0.06%
Sino-Forest Corporation,
9.125%, 8-17-11 (D)	475	428

Pharmaceuticals - 1.72%
Eli Lilly and Company,
3.550%, 3-6-12	975	996
Pfizer Inc.,
4.450%, 3-15-12	8,500	8,731
Roche Holding Ltd,
5.000%, 3-1-14 (D)	2,450	2,509
		12,236
Property & Casualty Insurance - 0.25%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (G)	1,600	1,598
St. Paul Companies, Inc. (The),
8.125%, 4-15-10	200	202
		1,800
Railroads - 0.01%
Union Pacific Corporation,
5.750%, 11-15-17	100	96

Retail Stores - Other - 0.15%
Best Buy Co., Inc.,
6.750%, 7-15-13	1,115	1,061

Service - Other - 0.03%
Expedia, Inc.,
8.500%, 7-1-16 (D)	225	191

Soft Drinks - 0.42%
Coca-Cola Enterprises Inc.:
3.750%, 3-1-12	150	153
7.375%, 3-3-14	1,700	1,932
PepsiCo, Inc.,
7.900%, 11-1-18	730	897
		2,982
Specialized Finance - 0.05%
CIT Group Inc.:
5.800%, 7-28-11	225	162
5.400%, 2-13-12	300	194
		356
Technology - 0.08%
L-3 Communications Corporation:
7.625%, 6-15-12	360	361
6.125%, 7-15-13	180	173
		534
Transportation - Other - 0.32%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	3,505	2,261

Utilities - 0.20%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (G)(H)	BRL3,000	1,215
Duke Energy Field Services, LLC,
7.875%, 8-16-10	$200	203
		1,418
Wireless Telecommunication Service - 0.24%
Sprint Capital Corporation,
6.375%, 5-1-09	400	400
Verizon Wireless Capital LLC,
7.375%, 11-15-13 (G)	1,200	1,287
		1,687

TOTAL CORPORATE DEBT SECURITIES - 9.89%		$70,290

(Cost: $72,081)

MUNICIPAL BONDS

California - 0.10%
California Pollution Control Financing Authority, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 2003A,
5.000%, 11-1-38	731	677

Florida - 0.07%
Miami-Dade County Industrial Development Authority, Solid Waste Disposal Revenue Bonds (Waste Management Inc. of Florida Project), Series 2008,
5.400%, 8-1-23	490	481

New Hampshire - 0.21%
Business Finance Authority of the State of New Hampshire, Pollution Control Refunding Revenue Bonds (The United Illuminating Company Project-1997 Series A):
7.125%, 7-1-27	975	978
6.875%, 12-1-29	500	501
		1,479
New York - 0.03%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	235	237

Ohio - 0.15%
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	1,095	1,098

Texas - 0.26%
Alliance Airport Authority, Inc., Special Facilities Revenue Refunding Bonds, Series 2007 (American Airlines, Inc. Project),
5.250%, 12-1-29	2,440	950
Frisco Independent School District (Collin and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2008A,
6.000%, 8-15-38	465	501
Port of Houston Authority of Harris County, Texas, Unlimited Tax Refunding Bonds, Series 2008A,
5.625%, 10-1-38	465	425
		1,876
West Virginia - 0.17%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds (Appalachian Power Company - Amos Project), Series 2008E,
7.125%, 12-1-38	1,215	1,218

TOTAL MUNICIPAL BONDS - 0.99%		$7,066

(Cost: $6,758)

SENIOR LOANS

Health Care Facilities - 0.04%
HCA Inc.,
3.470%, 11-18-13 (I)	350	297

Service - Other - 0.10%
Education Management LLC,
3.000%, 6-1-13 (I)	779	664

Utilities - 0.04%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
4.018%, 10-10-14 (I)	3	2
4.018%, 10-10-14 (I)	2	1
4.033%, 10-10-14 (I)	443	291
		294

TOTAL SENIOR LOANS - 0.18%		$1,255

(Cost: $1,170)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 2.51%
Federal Home Loan Mortgage Corporation:
2.000%, 3-16-11	4,900	4,904
2.125%, 3-16-11	4,900	4,916
Federal National Mortgage Association:
2.050%, 4-1-11	2,400	2,412
2.125%, 4-15-11	4,900	4,924
2.875%, 12-11-13	675	690
		17,846
Mortgage-Backed Obligations - 0.53%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (J)
5.500%, 9-15-17	4,102	316
5.000%, 11-15-17	347	24
5.000%, 4-15-19	713	50
5.000%, 4-15-19	348	23
5.000%, 7-15-21	184	2
5.000%, 11-15-22	355	20
5.500%, 3-15-23	699	66
5.000%, 4-15-23	143	2
5.000%, 5-15-23	639	42
5.000%, 8-15-23	488	45
5.500%, 11-15-23	332	4
5.500%, 11-15-23	531	3
5.000%, 9-15-24	494	10
5.500%, 9-15-24	222	4
5.500%, 4-15-25	140	8
5.500%, 4-15-25	169	5
5.000%, 9-15-25	910	17
5.500%, 10-15-25	1,531	169
5.000%, 4-15-26	980	27
5.000%, 10-15-28	459	40
5.500%, 2-15-30	365	22
5.000%, 8-15-30	679	36
5.500%, 3-15-31	579	36
6.000%, 11-15-35	819	75
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.500%, 11-25-17	161	3
5.000%, 5-25-22	385	23
5.000%, 7-25-23	1,980	196
5.000%, 8-25-23	595	42
5.000%, 11-25-23	723	55
5.500%, 9-25-25	145	2
5.500%, 11-25-25	456	5
5.000%, 9-25-30	817	49
5.500%, 6-25-33	842	80
5.500%, 8-25-33	1,268	175
5.500%, 4-25-34	1,846	197
5.500%, 11-25-36	2,242	262
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (J)
5.000%, 1-20-30	1,193	57
5.000%, 6-20-31	1,303	87
5.500%, 3-20-32	777	67
5.000%, 7-20-33	390	38
5.500%, 11-20-33	1,463	151
5.500%, 6-20-35	1,165	149
5.500%, 7-20-35	581	72
5.500%, 7-20-35	399	33
5.500%, 10-16-35	553	66
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 11-15-16	164	173
5.500%, 11-15-16	56	59
5.500%, 12-15-16	314	331
5.500%, 12-15-16	242	255
5.500%, 12-15-16	94	100
		3,773

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.04%		$21,619

(Cost: $23,259)

BULLION - 17.60%	Troy Ounces

Gold	136	$125,117
(Cost: $105,840)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 27.62%
Abbott Laboratories,
0.320%, 4-17-09	$20,000	19,997
American Honda Finance Corp.,
0.800%, 6-2-09	3,000	2,996
Baxter International Inc.,
0.330%, 4-9-09	5,000	5,000
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (I)	750	752
Caterpillar Financial Services Corporation:
0.250%, 4-1-09	2,000	2,000
0.450%, 6-1-09	4,500	4,496
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.300%, 4-29-09 (K)	5,000	4,999
Clorox Co.:
0.800%, 4-20-09	4,412	4,410
0.850%, 4-23-09	4,000	3,998
Coca-Cola Company (The):
0.370%, 4-13-09	5,000	4,999
0.350%, 5-4-09	2,000	1,999
0.200%, 5-19-09	5,000	4,999
ConAgra Foods, Inc.,
0.250%, 4-3-09	2,741	2,741
CVS Corp.,
6.440%, 5-28-09	6,600	6,533
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
0.220%, 4-8-09 (K)	3,000	3,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
2.000%, 4-2-09	5,000	5,000
1.650%, 4-28-09	4,000	3,995
Hewlett-Packard Company:
0.320%, 4-2-09	5,000	5,000
0.400%, 4-6-09	3,500	3,500
ITT Corporation:
2.000%, 4-8-09	5,000	4,998
1.050%, 4-30-09	4,000	3,997
Kellogg Co.:
0.930%, 4-2-09	3,000	3,000
1.100%, 4-20-09	4,000	3,998
0.600%, 4-30-09	2,000	1,999
Kitty Hawk Funding Corp.,
0.450%, 4-1-09	1,989	1,989
Kraft Foods Inc.,
0.700%, 4-28-09	3,000	2,998
McCormick & Co. Inc.,
0.600%, 4-28-09	3,000	2,999
Merck & Co., Inc.,
0.250%, 4-20-09	6,000	5,999
PepsiCo, Inc.,
0.170%, 4-13-09	5,000	5,000
Procter & Gamble Company (The),
0.250%, 4-8-09	2,000	2,000
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.270%, 4-9-09	5,000	5,000
Roche Holdings, Inc.,
0.230%, 4-8-09	15,000	14,999
Societe Generale N.A. Inc.:
2.280%, 4-7-09	3,000	2,999
0.700%, 4-14-09	2,000	1,999
2.000%, 5-11-09	6,000	5,987
Staples, Inc.:
2.800%, 4-9-09	2,000	1,999
1.550%, 4-15-09	3,500	3,498
2.050%, 4-27-09	3,000	2,995
2.200%, 5-29-09	2,000	1,993
Unilever Capital Corporation:
0.700%, 4-13-09	2,850	2,849
0.700%, 4-14-09	2,150	2,149
United Technologies Corporation,
0.150%, 4-27-09	5,000	4,999
Verizon Communications Inc.,
0.850%, 4-21-09	3,000	2,999
Volkswagen of America Inc.:
3.050%, 4-2-09	8,000	7,999
3.050%, 4-6-09	2,500	2,499
3.050%, 4-8-09	2,000	1,999
		196,353
Master Note - 0.46%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (I)	3,304	3,304

Note - 0.28%
Credit Suisse First Boston (USA), Inc,
4.700%, 6-1-09	2,000	1,999

Treasury Bill - 1.20%
United States Treasury Bill,
ß0.950%, 7-30-09	8,525	8,498

TOTAL SHORT-TERM SECURITIES - 29.56%		$210,154

(Cost: $210,154)

TOTAL INVESTMENT SECURITIES - 101.63%		$722,498

(Cost: $702,905)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.63%)		(11,591)

NET ASSETS - 100.00%		$710,907

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$236,873	$1,049
Level Two - Other Significant Observable Inputs	484,851	2,572
Level Three - Significant Unobservable Inputs	774	---
Total	$722,498	$3,621

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$969	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	(437)	---
Net purchases (sales)	242	---
Transfers in and/or out of Level 3	---	---
Ending Balance 3-31-09	$ 774	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$(437)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at March 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlemen Date	Unrealized Appreciation	Unrealized Depreciation

Buy	British Pound	874	4-8-09	---	$60
Sell	British Pound	14,300	4-30-09	$1,775	---
Sell	British Pound	3,750	9-4-09	1,079	---
Sell	Euro	7,000	4-30-09	---	581
Sell	Euro	7,700	9-8-09	---	527
Sell	Japanese Yen	326,398	6-9-09	158	---
Sell	Japanese Yen	333,431	6-9-09	---	26
Sell	Japanese Yen	115,302	10-8-09	31	---
Sell	Japanese Yen	1,984,000	3-5-10	228	---
Buy	Norwegian Krone	22,214	6-24-09	---	164
Sell	Singapore Dollar	14,700	7-31-09	153	---
Sell	Singapore Dollar	10,100	1-11-10	208	---
Sell	South African Rand	33,331	6-30-09	---	61
Buy	Swedish Krona	31,100	6-9-09	439	---
Buy	Swedish Krona	27,500	6-9-09	---	112
Sell	Swiss Franc	3,900	6-24-09	27	---

				$4,098	$1,531

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as collateral for the following open futures contracts at March 31, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

Hang Seng China Enterprises Index Futures April 09	Short	4-29-09	---*	$(11,859)	$130
Hang Seng Index Future Contract April 09	Short	4-30-09	---*	(10,499)	234
CME E-Mini S&P 500 Index Futures June 09	Short	6-19-09	(1)	(49,119)	690

				$(71,477)	$1,054

*Not shown due to rounding.

(C)Listed on an exchange outside the United States.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $15,493 or 2.18% of net assets.

(E)Illiquid restricted security.At March 31, 2009, the following restricted security was owned:
Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	300	$1,982	$774

The total value of this security represented approximately 0.11% of net assets at March 31, 2009.

(F)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at March 31, 2009.

(G)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $6,579 or 0.93% of net assets.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real and EUR - Euro).

(I)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(J)Amount shown in principal column represents notional amount for computation of interest.

(K)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

Securities with an aggregate market value of $174,831, representing 0.25% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Balanced Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 3.21%
General Dynamics Corporation	141	$5,864
Lockheed Martin Corporation	72	4,970
		10,834
Air Freight & Logistics - 0.87%
Expeditors International of Washington, Inc.	103	2,917

Asset Management & Custody Banks - 2.35%
Northern Trust Corporation	133	7,932

Biotechnology - 2.54%
Gilead Sciences, Inc. (A)	185	8,564

Communications Equipment - 4.68%
Cisco Systems, Inc. (A)	423	7,100
Nokia Corporation, Series A, ADR	165	1,921
QUALCOMM Incorporated	174	6,755
		15,776
Computer Hardware - 3.09%
Apple Inc. (A)	46	4,836
Hewlett-Packard Company	174	5,562
		10,398
Department Stores - 1.04%
Kohl's Corporation (A)	83	3,495

Distillers & Vintners - 1.03%
Brown-Forman Corporation, Class B	89	3,456

Diversified Chemicals - 0.95%
E.I. du Pont de Nemours and Company	143	3,202

Electric Utilities - 1.61%
Exelon Corporation	120	5,438

Electrical Components & Equipment - 1.16%
Emerson Electric Co.	137	3,904

Footwear - 1.02%
NIKE, Inc., Class B	73	3,423

Health Care Equipment - 0.72%
Zimmer Holdings, Inc. (A)	66	2,413

Health Care Supplies - 1.69%
DENTSPLY International Inc.	213	5,706

Home Improvement Retail - 1.48%
Home Depot, Inc. (The)	212	4,995

Household Products - 2.57%
Colgate-Palmolive Company	147	8,664

Hypermarkets & Super Centers - 2.05%
Wal-Mart Stores, Inc.	133	6,924

Integrated Oil & Gas - 5.68%
BP p.l.c., ADR	111	4,463
Chevron Corporation	80	5,366
Exxon Mobil Corporation	137	9,319
		19,148
Integrated Telecommunication Services - 1.73%
AT&T Inc.	231	5,821

Oil & Gas Equipment & Services - 1.00%
Schlumberger Limited	83	3,372

Other Diversified Financial Services - 1.49%
J.P. Morgan Chase & Co.	188	5,008

Packaged Foods & Meats - 1.61%
Hershey Foods Corporation	156	5,428

Pharmaceuticals - 6.67%
Abbott Laboratories	166	7,928
Allergan, Inc.	85	4,050
Bristol-Myers Squibb Company	99	2,161
Johnson & Johnson	159	8,348
		22,487
Property & Casualty Insurance - 3.27%
Berkshire Hathaway Inc., Class B (A)	2	5,358
Travelers Companies, Inc. (The)	140	5,669
		11,027
Regional Banks - 0.87%
PNC Financial Services Group, Inc. (The)	100	2,929

Semiconductors - 1.32%
Microchip Technology Incorporated	211	4,465

Soft Drinks - 3.71%
Coca-Cola Company (The)	114	4,992
PepsiCo, Inc.	146	7,511
		12,503
Systems Software - 1.31%
Microsoft Corporation	241	4,425

Tobacco - 1.03%
Philip Morris International Inc.	97	3,455

TOTAL COMMON STOCKS - 61.75%		$208,109

(Cost: $207,789)

CORPORATE DEBT SECURITIES	Principal

Agricultural Products - 0.43%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	$1,350	$1,435

Beverage / Bottling - 0.75%
Coca-Cola Enterprises Inc.,
6.700%, 10-15-36	500	508
Diageo Capital plc,
4.375%, 5-3-10	2,000	2,022
		2,530
Communications Equipment - 0.63%
Cisco Systems, Inc.,
5.250%, 2-22-11	2,000	2,115

Conglomerate / Diversified Mfg - 0.45%
Illinois Tool Works Inc.,
5.150%, 4-1-14 (B)	1,500	1,508

Department Stores - 0.60%
Kohl's Corporation,
6.300%, 3-1-11	2,000	2,019

Diversified Banks - 0.37%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	1,250	1,259

Electric - 0.52%
Hydro-Quebec,
8.000%, 2-1-13	1,500	1,745

Electric Utilities - 0.30%
Exelon Corporation,
6.950%, 6-15-11	1,000	1,021

Food Processors - 0.78%
Cargill, Inc.,
6.375%, 6-1-12 (C)	1,150	1,162
Unilever Capital Corporation,
5.900%, 11-15-32	1,450	1,486
		2,648
Food Retail - 0.62%
Kroger Co. (The),
6.200%, 6-15-12	2,000	2,101

Home Improvement Retail - 0.60%
Home Depot, Inc. (The),
5.200%, 3-1-11	2,000	2,012

Industrial - Other - 0.45%
Praxair, Inc.,
4.375%, 3-31-14	1,500	1,501

Integrated Oil & Gas - 0.15%
Chevron Corporation,
3.450%, 3-3-12	500	513

Integrated Telecommunication Services - 0.30%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,010

Life Insurance - 0.79%
Principal Life Global,
6.250%, 2-15-12 (C)	1,500	1,467
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,211
		2,678
Machinery - 0.22%
John Deere Capital Corporation,
5.250%, 10-1-12	750	758

Metals / Mining - 0.66%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,800	2,235

Oil & Gas - 0.47%
ConocoPhillips,
4.750%, 2-1-14	1,500	1,561

Oil & Gas Exploration & Production - 0.31%
XTO Energy Inc.,
7.500%, 4-15-12	1,000	1,047

Other Non-Agency REMIC/CMO - 0.01%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (B)	17	-	*
8.000%, 3-31-11 (B)	126	1
Mellon Residential Funding,
6.750%, 6-25-28	32	32
		33
Pharmaceuticals - 1.52%
Abbott Laboratories,
3.750%, 3-15-11	2,000	2,063
Pfizer Inc.,
4.450%, 3-15-12	1,500	1,541
Roche Holding Ltd,
5.000%, 3-1-14 (C)	1,500	1,536
		5,140
Property & Casualty Insurance - 0.15%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (B)	500	499

Soft Drinks - 0.23%
PepsiCo, Inc.,
3.750%, 3-1-14	750	761

TOTAL CORPORATE DEBT SECURITIES - 11.31%		$38,129

(Cost: $36,950)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.31%
Federal National Mortgage Association,
7.250%, 1-15-10	$1,000	$1,049

Mortgage-Backed Obligations - 3.56%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	401	420
5.000%, 1-1-18	320	334
5.500%, 4-1-18	113	119
5.000%, 5-1-18	147	154
4.500%, 7-1-18	2,130	2,209
7.000%, 9-1-25	80	87
6.500%, 10-1-28	276	294
6.500%, 2-1-29	184	196
7.500%, 4-1-31	169	184
7.000%, 7-1-31	253	273
7.000%, 9-1-31	241	261
7.000%, 9-1-31	198	214
7.000%, 11-1-31	55	60
6.500%, 2-1-32	930	998
7.000%, 2-1-32	304	329
7.000%, 2-1-32	280	302
7.000%, 3-1-32	184	199
7.000%, 7-1-32	435	471
6.000%, 9-1-32	1,776	1,865
6.000%, 2-1-33	419	440
5.500%, 5-1-33	794	828
5.500%, 5-1-33	541	564
5.500%, 5-1-33	354	369
5.500%, 6-1-33	610	636
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 8-15-28	25	27
6.500%, 8-15-28	35	37
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	103	111
		11,981
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.87%		13,030

(Cost: $12,599)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 0.37%
United States Treasury Notes,
3.000%, 7-15-12 (D)	1,174	1,251

Treasury Obligations - 17.89%
United States Treasury Bonds:
7.500%, 11-15-16	1,500	2,014
7.250%, 8-15-22	4,000	5,652
6.250%, 8-15-23	5,250	6,909
5.250%, 2-15-29	1,150	1,417
United States Treasury Notes:
4.000%, 3-15-10	3,200	3,304
4.250%, 10-15-10	10,000	10,569
3.875%, 2-15-13	3,000	3,287
3.625%, 5-15-13	3,000	3,267
4.250%, 8-15-13	4,000	4,484
4.250%, 8-15-15	17,000	19,383
		60,286

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 18.26%		$61,537

(Cost: $54,128)

SHORT-TERM SECURITIES

Commercial Paper - 2.92%
Baxter International Inc.,
0.330%, 4-9-09	$2,500	2,500
ConAgra Foods, Inc.,
0.200%, 4-1-09	2,837	2,837
Merck & Co., Inc.,
0.300%, 5-18-09	3,000	2,999
PACCAR Financial Corp.,
0.270%, 4-16-09	1,500	1,500
		9,836
Master Note - 0.05%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (E)	184	184

TOTAL SHORT-TERM SECURITIES - 2.97%		$10,020

(Cost: $10,020)

TOTAL INVESTMENT SECURITIES - 98.16%		$330,825

(Cost: $321,486)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.84%		6,186

NET ASSETS - 100.00%		$337,011

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$208,110	$ ---
Level Two - Other Significant Observable Inputs	122,714	---
Level Three - Significant Unobservable Inputs	1	---
Total	$330,825	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$ 2	$ ---
Net realized gain (loss)	(46)	---
Net change in unrealized appreciation (depreciation)	69	---
Net purchases (sales)	(24)	---
Transfers in and/or out of Level 3		---
Ending Balance 3-31-09	$ 1	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$(69)	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $2,008 or 0.60% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $4,165 or 1.24% of net assets.

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Securities with an aggregate market value of $1 representing ---*% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Bond Portfolio
(in thousands) March 31, 2009 (Unaudited)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 0.93%
United Technologies Corporation,
6.125%, 2-1-19	$3,000	$3,232

Banking - 1.47%
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (A)	5,000	5,098

Biotechnology - 0.54%
Amgen Inc.:
6.150%, 6-1-18	1,000	1,056
5.700%, 2-1-19	800	813
		1,869
Building Products - 0.47%
Hanson PLC,
7.875%, 9-27-10	2,500	1,625

Cable / Media - 1.03%
Comcast Cable Communications, Inc.,
8.500%, 5-1-27	1,250	1,303
EchoStar DBS Corporation,
6.375%, 10-1-11	750	724
Walt Disney Company (The),
4.700%, 12-1-12	1,500	1,549
		3,576
CMBS Other - 3.11%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (B)	2,500	2,028
COMM 2005-C6,
5.144%, 6-10-44	6,000	5,483
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,611
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (B)	2,000	1,666
		10,788
Coal & Consumable Fuels - 0.28%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	975

Computer Hardware - 1.08%
Hewlett-Packard Company:
6.500%, 7-1-12	3,000	3,242
4.750%, 6-2-14	500	506
		3,748
Conglomerate / Diversified Mfg - 1.64%
Honeywell International Inc.,
5.000%, 2-15-19	2,225	2,223
Illinois Tool Works Inc.,
5.150%, 4-1-14 (C)	3,000	3,017
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	437
		5,677
Diversified Banks - 0.42%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,500	1,453

Diversified Chemicals - 1.94%
E.I. du Pont de Nemours and Company:
5.000%, 1-15-13	2,000	2,083
5.750%, 3-15-19	4,725	4,644
		6,727
Diversified Metals & Mining - 1.04%
BHP Billiton Finance (USA) Limited:
5.000%, 12-15-10	1,030	1,053
5.500%, 4-1-14	2,500	2,518
		3,571
Electric - 2.19%
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	761
NorthWestern Corporation,
6.340%, 4-1-19 (C)	3,000	3,002
PacifiCorp,
5.500%, 1-15-19	1,000	1,024
Pepco Holdings, Inc.,
4.000%, 5-15-10	750	737
Southern Power Company,
6.250%, 7-15-12	2,000	2,071
		7,595
Electric Utilities - 0.31%
Duke Energy Corporation,
6.250%, 1-15-12	1,000	1,063

Finance - Other - 2.22%
CHYPS CBO 1997-1 Ltd.,
6.720%, 1-15-10 (C)	146	---	*
General Electric Capital Corporation:
1.474%, 4-10-12 (B)	2,000	1,669
5.250%, 10-19-12	1,750	1,686
5.625%, 5-1-18	2,000	1,740
Student Loan Marketing Association,
0.000%, 10-3-22	3,000	1,595
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (D)	1,000	990
		7,680
Finance Companies - 0.14%
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (D)	500	478

Food Processors - 0.43%
Campbell Soup Company,
4.500%, 2-15-19	1,000	997
ConAgra, Inc.,
6.700%, 8-1-27	500	502
		1,499
Gas - Local Distribution - 0.88%
AGL Capital Corporation,
7.125%, 1-14-11	3,000	3,044

Gas Pipe Lines - 0.49%
Tennessee Gas Pipeline Company,
7.000%, 3-15-27	2,000	1,717

Health Care Facilities - 0.11%
HCA - The Healthcare Company,
8.750%, 9-1-10	381	379

Household Appliances - 0.25%
Controladora Mabe, S.A. de C.V.,
6.500%, 12-15-15 (C)	1,000	870

Household Products - 1.64%
Procter & Gamble Company (The):
4.950%, 8-15-14	3,000	3,242
8.000%, 9-1-24	2,000	2,448
		5,690
Hypermarkets & Super Centers - 0.87%
Wal-Mart Stores, Inc.,
3.000%, 2-3-14	3,000	2,991

Industrial - Other - 0.73%
Emerson Electric Co.,
4.875%, 10-15-19	2,500	2,530

Industrial Machinery - 0.69%
Dominion Resources, Inc.,
5.250%, 8-1-33	2,500	2,367

Information / Data Technology - 0.97%
IBM International Group Capital LLC,
5.050%, 10-22-12	1,000	1,058
International Business Machines Corporation,
7.625%, 10-15-18	2,000	2,296
		3,354
Integrated Telecommunication Services - 1.17%
AT&T Inc.:
4.950%, 1-15-13	750	761
5.800%, 2-15-19	1,500	1,469
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	1,700	1,817
		4,047
Investment Banking & Brokerage - 3.28%
Goldman Sachs Group, Inc. (The) (Federal Deposit Insurance Corporation),
3.250%, 6-15-12 (A)	4,000	4,176
JPMorgan Chase & Co.,
6.000%, 1-15-18	3,000	3,032
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	4,000	4,153
		11,361
Oil & Gas - 0.59%
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	2,000	2,045

Oil & Gas Equipment & Services - 0.79%
Halliburton Company:
6.150%, 9-15-19	1,375	1,398
6.750%, 2-1-27	1,400	1,340
		2,738
Oil & Gas Exploration & Production - 0.33%
Chesapeake Energy Corporation,
7.500%, 9-15-13	1,250	1,144

Oilfield Machinery & Service - 0.97%
Weatherford International, Inc.,
5.950%, 6-15-12	3,500	3,349

Other Non-Agency REMIC/CMO - 3.01%
Countrywide Home Loans Mortgage Pass-Through Trust 2005-28,
5.250%, 1-25-19	2,570	2,101
Countrywide Home Loans Mortgage Trust 2005-J4,
5.500%, 11-25-35	1,750	1,075
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.500%, 9-25-35	2,265	1,012
GSR Mortgage Loan Trust 2004-2F,
7.000%, 1-25-34	809	739
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.297%, 3-25-35 (B)	2,746	280
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
4.960%, 2-25-34 (B)	819	473
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-12,
5.120%, 9-25-34 (B)	2,181	120
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-18,
5.417%, 12-25-34 (B)	3,080	139
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.391%, 3-25-34 (B)	1,324	434
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-5,
4.663%, 5-25-34 (B)	1,463	121
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.673%, 11-25-35 (B)	1,231	31
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22,
5.588%, 12-25-35 (B)	1,269	44
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1,
5.993%, 2-25-36 (B)	1,289	8
Structured Asset Securities Corporation Trust 2005-16,
5.500%, 9-25-35	3,000	1,473
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.500%, 9-25-18	2,500	2,381
		10,431
Paper / Forest Products - 0.08%
Westvaco Corporation,
7.500%, 6-15-27	328	288

Pharmaceuticals - 3.17%
Abbott Laboratories:
3.750%, 3-15-11	2,000	2,063
5.600%, 5-15-11	1,000	1,073
GlaxoSmithKline Capital Inc.,
5.650%, 5-15-18	2,500	2,566
Johnson & Johnson,
5.150%, 7-15-18	2,000	2,172
Merck & Co., Inc.,
4.750%, 3-1-15	1,000	1,039
Roche Holding Ltd,
5.000%, 3-1-14 (D)	2,000	2,048
		10,961
Property & Casualty Insurance - 2.20%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12 (C)	3,000	2,995
4.750%, 5-15-12	2,000	2,054
5.000%, 8-15-13	2,500	2,572
		7,621
Publishing - 0.00%
Quebecor World Capital Corporation,
4.875%, 11-15-08 (E)	425	7

Soft Drinks - 0.70%
Coca-Cola Company (The),
5.350%, 11-15-17	2,250	2,405

Telecommunications - 2.11%
British Telecommunications plc,
5.150%, 1-15-13	3,500	3,249
Deutsche Telekom International Finance B.V.,
8.000%, 6-15-10	1,500	1,567
New York Telephone Company,
6.700%, 11-1-23	750	654
Pacific Bell,
7.250%, 11-1-27	750	706
Telecom Italia Capital,
6.999%, 6-4-18	1,250	1,133
		7,309
Trucking & Shipping - 0.46%
FedEx Corporation,
7.375%, 1-15-14	1,500	1,591

TOTAL CORPORATE DEBT SECURITIES - 44.73%		$154,893

(Cost: $174,015)

MUNICIPAL BONDS - TAXABLE - 0.37%

Massachusetts
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008),
5.260%, 10-1-18	1,250	$1,291
(Cost: $1,250)

OTHER GOVERNMENT SECURITIES

Brazil - 0.16%
Federative Republic of Brazil (The),
9.250%, 10-22-10	500	547

Canada - 0.51%
Province de Quebec,
7.140%, 2-27-26	1,500	1,776

Supranational - 0.30%
Inter-American Development Bank,
8.400%, 9-1-09	1,000	1,026

TOTAL OTHER GOVERNMENT SECURITIES - 0.97%		$3,349

(Cost: $3,063)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 7.40%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (D)	7,500	7,758
Federal Farm Credit Bank:
4.350%, 9-2-14	4,400	4,716
5.200%, 11-28-16	5,000	5,543
4.600%, 1-29-20	2,500	2,540
Federal Home Loan Mortgage Corporation,
5.000%, 12-14-18	2,554	2,468
Federal National Mortgage Association,
4.000%, 1-18-13	2,500	2,608
		25,633
Mortgage-Backed Obligations - 33.05%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.440%, 12-1-36 (B)	2,032	2,102
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.000%, 5-15-16	806	821
5.000%, 5-15-19	1,000	1,057
5.000%, 7-15-19	951	976
5.000%, 5-15-23	1,500	1,592
5.000%, 3-15-25	4,000	4,116
7.500%, 9-15-29	423	467
4.250%, 3-15-31	735	741
5.000%, 5-15-31	3,189	3,256
5.500%, 9-15-31	3,387	3,487
5.000%, 9-15-32	1,500	1,559
5.500%, 5-15-34	629	658
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (F)
5.500%, 12-15-13	659	46
5.500%, 10-15-23	125	---	*
5.500%, 4-15-24	468	4
5.500%, 4-15-24	88	1
5.000%, 6-15-24	687	17
5.000%, 7-15-29	1,119	64
5.000%, 9-15-31	1,978	144
5.500%, 10-15-31	2,125	259
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.000%, 6-1-14	765	780
4.500%, 1-1-18	717	742
4.500%, 4-1-18	757	781
4.500%, 3-1-19	1,038	1,073
4.500%, 10-1-20	3,000	3,106
5.000%, 6-1-21	1,318	1,372
6.000%, 9-1-21	1,306	1,369
5.000%, 11-1-21	1,897	1,972
5.500%, 3-1-22	754	788
5.500%, 6-1-22	698	729
6.000%, 8-1-22	2,286	2,397
5.000%, 7-1-25	1,916	1,983
6.000%, 2-1-27	1,988	2,086
5.000%, 3-1-35	1,378	1,425
5.500%, 10-1-35	1,072	1,115
5.500%, 8-1-36	1,535	1,594
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.360%, 12-1-36 (B)	1,293	1,328
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3-25-18	3,500	3,699
5.000%, 6-25-18	2,173	2,299
5.000%, 9-25-18	500	520
5.000%, 3-25-29	5,100	5,296
5.500%, 2-25-32	1,500	1,527
5.500%, 10-25-32	3,500	3,584
4.000%, 11-25-32	479	487
4.000%, 3-25-33	481	489
3.500%, 8-25-33	1,153	1,148
4.500%, 12-25-34	1,885	1,945
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 3-25-18	316	6
5.500%, 1-25-33	1,966	177
5.500%, 11-25-36	8,809	1,031
5.500%, 8-25-37	3,246	351
Federal National Mortgage Association Fixed Rate Participation Certificates (Interest Only), (F)
5.750%, 8-25-32	1,675	135
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	549	577
5.000%, 3-1-18	1,421	1,485
5.000%, 3-1-18	698	729
4.000%, 11-1-18	862	885
4.500%, 6-1-19	2,454	2,542
4.500%, 8-1-19	3,383	3,503
5.000%, 12-1-19	2,322	2,421
5.000%, 6-1-20	722	751
5.500%, 11-1-22	3,032	3,175
5.500%, 10-1-23	563	594
5.000%, 4-1-24	1,980	2,053
4.500%, 7-25-24	1,000	1,030
5.000%, 5-1-28	4,281	4,435
5.500%, 9-25-31	1,000	1,033
5.000%, 6-25-32	5,000	5,174
5.500%, 2-1-33	2,573	2,682
6.000%, 4-1-33	846	889
5.500%, 6-1-33	1,783	1,858
5.000%, 9-1-33	3,417	3,537
5.000%, 5-1-35	1,674	1,730
6.500%, 11-1-37	862	905
5.500%, 1-25-39	800	818
Government National Mortgage Association Agency REMIC/CMO,
4.585%, 8-16-34	2,000	2,056
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 7-16-22	1,236	106
5.500%, 6-20-28	915	11
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.000%, 12-15-17	466	492
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.000%, 12-15-25	271	270
		114,442

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 40.45%		$140,075

(Cost: $136,369)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations
United States Treasury Bond Principal STRIPS,
0.000%, 11-15-21	3,050	1,931
United States Treasury Bonds:
8.000%, 11-15-21	1,000	1,480
6.125%, 11-15-27	5,000	6,725
United States Treasury Notes:
4.125%, 8-31-12	7,000	7,669
4.250%, 8-15-13	8,950	10,032
4.000%, 2-15-14	6,000	6,679

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 9.97%		$34,516

(Cost: $31,456)

SHORT-TERM SECURITIES

Commercial Paper
Clorox Co.,
0.810%, 4-15-09	3,000	2,999
Kraft Foods Inc.,
0.580%, 4-17-09	4,000	3,999
Sonoco Products Co.,
0.550%, 4-1-09	5,202	5,202

TOTAL SHORT-TERM SECURITIES - 3.52%		$12,200

(Cost: $12,200)

TOTAL INVESTMENT SECURITIES - 100.01%		$346,324

(Cost: $358,353)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.01%)		(21)

NET ASSETS - 100.00%		$346,303

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$ ---	$ ---
Level Two - Other Significant Observable Inputs	338,104	---
Level Three - Significant Unobservable Inputs	8,220	---
Total	$346,324	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$522	$ ---
Net realized gain (loss)	---*	---
Net change in unrealized appreciation (depreciation)	(39)	---
Net purchases (sales)	(21)	---
Transfers in and/or out of Level 3	7,758	---
Ending Balance 3-31-09	$8,220	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$ 5	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

**Net change in unrealized appreciation includes $1 from change in accrued amortization.

*Not shown due to rounding.

(A)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $9,884 or 2.85% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $11,274 or 3.26% of net assets.

(E)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this portfolio:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
STRIPS = Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF INVESTMENTS
Core Equity Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.04%
Lockheed Martin Corporation	51	$3,548
Raytheon Company	86	3,353
		6,901
Application Software - 1.93%
SAP Aktiengesellschaft, ADR	184	6,504

Biotechnology - 3.14%
Amgen Inc. (A)	214	10,612

Brewers - 2.39%
Molson Coors Brewing Company, Class B	235	8,059

Building Products - 0.39%
Masco Corporation	186	1,299

Communications Equipment - 5.16%
QUALCOMM Incorporated	309	12,031
Telefonaktiebolaget LM Ericsson, ADR	666	5,384
		17,415
Computer Hardware - 7.68%
Apple Inc. (A)	68	7,190
Hewlett-Packard Company	585	18,755
		25,945
Consumer Finance - 1.66%
American Express Company	57	778
Capital One Financial Corporation	394	4,822
		5,600
Data Processing & Outsourced Services - 2.56%
Visa Inc., Class A	156	8,657

Department Stores - 4.34%
Kohl's Corporation (A)	163	6,877
Macy's Inc.	873	7,767
		14,644
Diversified Banks - 0.73%
Wells Fargo & Company	174	2,475

Fertilizers & Agricultural Chemicals - 1.63%
Monsanto Company	66	5,501

Food Retail - 1.99%
Kroger Co. (The)	317	6,733

Health Care Equipment - 3.16%
Baxter International Inc.	148	7,555
Stryker Corporation	91	3,104
		10,659
Home Entertainment Software - 0.41%
Nintendo Co., Ltd. (B)	5	1,375

Home Improvement Retail - 2.71%
Home Depot, Inc. (The)	230	5,421
Sherwin-Williams Company (The)	72	3,726
		9,147
Hypermarkets & Super Centers - 5.70%
Costco Wholesale Corporation	173	8,032
Wal-Mart Stores, Inc.	215	11,217
		19,249
Industrial Gases - 2.04%
Air Products and Chemicals, Inc.	122	6,888

Integrated Oil & Gas - 1.95%
Exxon Mobil Corporation	97	6,584

Integrated Telecommunication Services - 3.66%
AT&T Inc.	490	12,346

Investment Banking & Brokerage - 2.86%
Charles Schwab Corporation (The)	623	9,653

Managed Health Care - 1.30%
Aetna Inc.	181	4,399

Oil & Gas Equipment & Services - 1.05%
Schlumberger Limited	34	1,397
Smith International, Inc.	100	2,144
		3,541
Oil & Gas Exploration & Production - 4.39%
Noble Energy, Inc.	83	4,483
XTO Energy Inc.	338	10,352
		14,835
Other Diversified Financial Services - 3.01%
J.P. Morgan Chase & Co.	383	10,183

Packaged Foods & Meats - 1.10%
General Mills, Inc.	75	3,716

Pharmaceuticals - 2.35%
Abbott Laboratories	133	6,363
Teva Pharmaceutical Industries Limited, ADR	35	1,564
		7,927
Railroads - 3.10%
Union Pacific Corporation	255	10,475

Semiconductor Equipment - 2.05%
Applied Materials, Inc.	643	6,908

Semiconductors - 2.55%
Microchip Technology Incorporated	407	8,618

Soft Drinks - 1.90%
Coca-Cola Company (The)	146	6,426

Specialized Finance - 4.31%
CME Group Inc.	39	9,708
IntercontinentalExchange, Inc. (A)	65	4,833
		14,541
Systems Software - 1.98%
Microsoft Corporation	365	6,701

Tobacco - 5.93%
Altria Group, Inc.	211	3,374
Lorillard, Inc.	210	12,971
Philip Morris International Inc.	103	3,658
		20,003

TOTAL COMMON STOCKS - 93.15%		$314,519

(Cost: $367,888)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 7.03%
Clorox Co.,
0.810%, 4-15-09	$5,000	4,998
Deere & Company,
0.450%, 4-6-09	3,000	3,000
John Deere Credit Limited (John Deere Capital Corporation),
0.460%, 4-15-09	1,500	1,500
Kellogg Co.,
0.930%, 4-2-09	3,000	3,000
PACCAR Financial Corp.,
0.270%, 4-16-09	2,500	2,500
Wisconsin Electric Power Co.,
0.150%, 4-1-09	8,748	8,748
		23,746
Master Note - 0.18%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (C)	599	599

TOTAL SHORT-TERM SECURITIES - 7.21%		$24,345

(Cost: $24,345)

TOTAL INVESTMENT SECURITIES - 100.36%		$338,864

(Cost: $392,233)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.36%)		(1,222)

NET ASSETS - 100.00%		$337,642

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments
Level One - Quoted Prices	$313,145	$ ---
Level Two - Other Significant Observable Inputs	25,719	---
Level Three - Significant Unobservable Inputs	---	---
Total	$338,864	$ ---

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Dividend Opportunities Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.86%
Lockheed Martin Corporation	13	$918
Raytheon Company	67	2,613
		3,531
Asset Management & Custody Banks - 0.63%
AllianceBernstein Holding L.P.	53	782

Brewers - 1.21%
Molson Coors Brewing Company, Class B	44	1,493

Communications Equipment - 4.55%
Consolidated Communications Holdings, Inc.	114	1,167
Nokia Corporation, Series A, ADR	129	1,501
QUALCOMM Incorporated	76	2,942
		5,610
Computer Hardware - 1.43%
Hewlett-Packard Company	55	1,763

Construction & Engineering - 1.90%
Fluor Corporation	68	2,342

Construction & Farm Machinery & Heavy Trucks - 2.24%
Deere & Company	84	2,760

Data Processing & Outsourced Services - 0.73%
Visa Inc., Class A	16	906

Department Stores - 1.26%
Nordstrom, Inc.	93	1,556

Distillers & Vintners - 1.50%
Diageo plc, ADR	41	1,847

Diversified Banks - 0.81%
U.S. Bancorp	69	1,003

Diversified Metals & Mining - 1.52%
Rio Tinto plc, ADR	14	1,877

Electrical Components & Equipment - 1.49%
Emerson Electric Co.	64	1,838

Fertilizers & Agricultural Chemicals - 2.51%
Monsanto Company	37	3,096

Health Care Equipment - 2.40%
Baxter International Inc.	11	553
Medtronic, Inc.	64	1,877
Stryker Corporation	16	530
		2,960
Hotels, Resorts & Cruise Lines - 0.43%
Starwood Hotels & Resorts Worldwide, Inc.	42	538

Household Products - 4.57%
Colgate-Palmolive Company	75	4,395
Procter & Gamble Company (The)	26	1,246
		5,641
Hypermarkets & Super Centers - 0.47%
Wal-Mart Stores, Inc.	11	578

Industrial Gases - 1.51%
Air Products and Chemicals, Inc.	33	1,860

Industrial Machinery - 1.00%
Illinois Tool Works Inc.	40	1,236

Integrated Oil & Gas - 5.52%
BP p.l.c., ADR	44	1,762
Exxon Mobil Corporation	74	5,054
		6,816
Integrated Telecommunication Services - 1.24%
AT&T Inc.	39	985
Iowa Telecommunications Services, Inc.	48	548
		1,533
Multi-Utilities - 1.14%
Dominion Resources, Inc.	46	1,410

Oil & Gas Drilling - 0.60%
Transocean Inc. (A)	13	747

Oil & Gas Equipment & Services - 6.99%
Halliburton Company	108	1,674
National Oilwell Varco, Inc. (A)	57	1,632
Schlumberger Limited	79	3,221
Smith International, Inc.	51	1,089
Weatherford International Ltd. (A)	91	1,004
		8,620
Oil & Gas Exploration & Production - 2.97%
Apache Corporation	33	2,103
XTO Energy Inc.	51	1,558
		3,661
Oil & Gas Storage & Transportation - 3.45%
El Paso Pipeline Partners, L.P.	94	1,621
Enbridge Inc.	37	1,080
NuStar GP Holdings, LLC	75	1,550
		4,251
Other Diversified Financial Services - 1.16%
J.P. Morgan Chase & Co.	54	1,426

Pharmaceuticals - 3.74%
Abbott Laboratories	97	4,615

Property & Casualty Insurance - 2.03%
ACE Limited	31	1,236
Travelers Companies, Inc. (The)	31	1,261
		2,497
Railroads - 3.14%
Burlington Northern Santa Fe Corporation	23	1,412
Union Pacific Corporation	60	2,463
		3,875
Restaurants - 1.92%
McDonald's Corporation	43	2,364

Semiconductors - 3.33%
Microchip Technology Incorporated	194	4,102

Soft Drinks - 3.15%
Coca-Cola Company (The)	30	1,327
PepsiCo, Inc.	50	2,553
		3,880
Specialized Finance - 1.48%
CME Group Inc.	7	1,829

Steel - 1.16%
Nucor Corporation	37	1,428

Systems Software - 1.35%
Microsoft Corporation	91	1,666

Tobacco - 7.02%
Altria Group, Inc.	73	1,172
Lorillard, Inc.	64	3,934
Philip Morris International Inc.	100	3,556
		8,662

TOTAL COMMON STOCKS - 86.41%		$106,599

(Cost: $134,612)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 16.84%
Baxter International Inc.,
0.330%, 4-2-09	$3,000	3,000
Clorox Co.,
0.850%, 4-23-09	4,000	3,998
McCormick & Co. Inc.,
0.400%, 4-1-09	4,310	4,310
Merck & Co., Inc.,
0.250%, 4-20-09	4,000	3,999
PACCAR Financial Corp.,
0.270%, 4-16-09	4,000	4,000
Sonoco Products Co.,
0.550%, 4-1-09	1,464	1,464
		20,771
Master Note - 2.55%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	3,150	3,150

TOTAL SHORT-TERM SECURITIES - 19.39%		$23,921

(Cost: $23,921)

TOTAL INVESTMENT SECURITIES - 105.80%		$130,520

(Cost: $158,533)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (5.80%)		(7,157)

NET ASSETS - 100.00%		$123,363

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$106,599	$ ---
Level Two - Other Significant Observable Inputs	23,921	---
Level Three - Significant Unobservable Inputs	---	---
Total	$130,520	$ ---

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Energy Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.05%
Arch Coal, Inc.	8	$104
Cameco Corporation	5	88
CONSOL Energy Inc.	4	108
Foundation Coal Holdings, Inc.	5	70
Peabody Energy Corporation	8	202
		572
Construction & Engineering - 3.86%
Fluor Corporation	14	480
Jacobs Engineering Group Inc. (A)	6	246
		726
Construction & Farm Machinery & Heavy Trucks - 0.75%
Bucyrus International, Inc., Class A	9	140

Diversified Metals & Mining - 0.61%
BHP Billiton Limited, ADR	3	114

Electric Utilities - 3.58%
Entergy Corporation	5	364
Exelon Corporation	7	309
		673
Electrical Components & Equipment - 2.92%
Energy Conversion Devices, Inc. (A)	5	65
First Solar, Inc. (A)	4	484
		549
Integrated Oil & Gas - 18.47%
BP p.l.c., ADR	10	419
ConocoPhillips	8	325
Exxon Mobil Corporation	12	838
Hess Corporation	7	366
Marathon Oil Corporation	8	215
Occidental Petroleum Corporation	11	590
Petroleo Brasileiro S.A. - Petrobras, ADR	14	416
Suncor Energy Inc.	14	300
		3,469
Oil & Gas Drilling - 5.79%
ENSCO International Incorporated	6	170
Helmerich & Payne, Inc.	19	422
Nabors Industries Ltd. (A)	23	226
Transocean Inc. (A)	5	270
		1,088
Oil & Gas Equipment & Services - 21.60%
Baker Hughes Incorporated	7	196
BJ Services Company	23	233
Cameron International Corporation (A)	19	420
FMC Technologies, Inc. (A)	9	279
Halliburton Company	28	427
NATCO Group Inc., Class A (A)	9	164
National Oilwell Varco, Inc. (A)	25	709
Schlumberger Limited	15	621
Smith International, Inc.	14	305
Technip SA, ADR	3	112
Tenaris S.A., ADR	11	212
Weatherford International Ltd. (A)	34	380
		4,058
Oil & Gas Exploration & Production - 24.41%
Anadarko Petroleum Corporation	7	274
Apache Corporation	8	538
Cabot Oil & Gas Corporation	4	90
CNOOC Limited, ADR	2	216
Continental Resources, Inc. (A)	19	395
Devon Energy Corporation	8	369
EOG Resources, Inc.	7	397
Newfield Exploration Company (A)	15	331
Noble Energy, Inc.	9	496
Southwestern Energy Company (A)	28	837
Ultra Petroleum Corp. (A)	7	249
XTO Energy Inc.	13	394
		4,586
Oil & Gas Refining & Marketing - 1.58%
Sunoco, Inc.	5	143
Valero Energy Corporation	9	154
		297
Oil & Gas Storage & Transportation - 4.21%
El Paso Corporation	29	178
El Paso Pipeline Partners, L.P.	15	260
Enbridge Inc.	12	353
		791
Semiconductor Equipment - 1.53%
Applied Materials, Inc.	27	287

TOTAL COMMON STOCKS - 92.36%		$17,350

(Cost: $27,661)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.15%
Sonoco Products Co.,
0.550%, 4-1-09	$592	592

Master Note - 4.36%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	819	819

TOTAL SHORT-TERM SECURITIES - 7.51%		$1,411

(Cost: $1,411)

TOTAL INVESTMENT SECURITIES - 99.87%		$18,761

(Cost: $29,072)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.13%		25

NET ASSETS - 100.00%		$18,786

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$17,350	$ ---
Level Two - Other Significant Observable Inputs	1,411	---
Level Three - Significant Unobservable Inputs	---	---
Total	$18,761	$ ---

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Global Natural Resources Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS AND RIGHTS	Shares	Value

Bermuda - 0.86%
Bunge Limited	12	$680

Brazil - 7.85%
Companhia de Saneamento de Minas Gerais (A)	118	1,001
Companhia Energetica de Minas Gerais - CEMIG, ADR	13	186
Companhia Vale do Rio Doce, ADR	204	2,301
Petroleo Brasileiro S.A.- Petrobras, ADR	42	1,029
Suzano Bahia Sul Papel E Celulose S.A. (A)(B)	260	1,158
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	14	155
Votorantim Celulose e Papel S.A. (A)	25	115
Votorantim Celulose e Papel S.A., ADR	56	243
Votorantim Celulose e Papel S.A., Rights (A)(B)	26	---	*
		6,188
Canada - 13.64%
Agrium Inc.	18	652
Aquiline Resources Inc. (A)(B)	56	120
ARISE Technologies Corporation (A)(B)	105	33
Atacama Minerals Corp. (A)(B)(C)	120	38
Cameco Corporation	10	175
Canadian Natural Resources Limited (A)	67	2,580
First Quantum Minerals Ltd. (A)	28	789
Fort Chicago Energy Partners L.P., Class A (A)(B)	10	56
MGM Energy Corp. (A)(B)	331	27
Pason Systems Inc. (A)	5	34
Potash Corporation of Saskatchewan Inc.	53	4,307
Silver Wheaton Corp. (A)(B)	25	205
Silver Wheaton Corp. (B)	14	115
Sino-Forest Corporation (A)(B)(D)	39	273
Suncor Energy Inc. (A)	42	937
TriStar Oil & Gas Ltd. (A)(B)	56	410
		10,751
Cayman Islands - 1.18%
China High Speed Transmission Equipment Group Co.,Ltd. (A)	339	485
Subsea 7 Inc. (A)(B)	70	448
		933
Chile - 0.94%
Sociedad Quimica y Minera de Chile S.A., ADR	28	744

China - 1.72%
Yingli Green Energy Holding Company Limited, ADR (B)	225	1,354

Cyprus - 0.21%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)	70	168

Denmark - 1.09%
Vestas Wind Systems A/S (A)(B)	20	857

Germany - 1.29%
SGL Carbon SE (A)(B)	42	1,016

Hong Kong - 0.27%
Guangdong Investment Limited (A)	536	216

Indonesia - 0.38%
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)(B)	505	296

Israel - 1.51%
Israel Chemicals Ltd. (A)	147	1,193

Kazakhstan - 0.93%
Joint Stock Company KazMunai Gas Exploration Production, GDR (A)	49	729

Luxembourg - 0.27%
Tenaris S.A., ADR	11	212

Netherlands - 0.51%
AMG Advanced Metallurgical Group N.V. (A)(B)	11	61
Core Laboratories N.V.	5	337
		398
Norway - 1.88%
Aker Solutions ASA (A)	80	515
Renewable Energy Corporation ASA (A)(B)	112	970
		1,485
Panama - 1.43%
McDermott International, Inc. (B)	84	1,126

Peru - 0.67%
Compania de Minas Buenaventura S.A.A., ADR	22	528

Philippines - 0.29%
Energy Development Corporation (A)(B)	2,430	196
Manila Water Company, Inc. (A)	138	32
		228
Russia - 5.14%
Open Joint Stock Company Gazprom, ADR (A)	205	3,038
Uralkali Group, GDR (A)	87	1,017
		4,055
Singapore - 0.28%
Straits Asia Resources Limited (A)	400	217

South Africa - 1.79%
Impala Platinum Holdings Limited (A)	84	1,407

Spain - 1.00%
Gamesa Corporacion Tecnologica, S.A. (A)	62	790

Switzerland - 0.44%
Noble Corporation	14	344

Thailand - 0.81%
Banpu Public Company Limited (A)	81	489
Banpu Public Company Limited, Registered Shares (A)	25	150
		639
United Kingdom - 3.95%
Eurasian Natural Resources Corporation PLC (A)(B)	70	454
Randgold Resources Limited, ADR	49	2,663
		3,117
United States - 42.66%
Allegheny Technologies Incorporated	56	1,230
Alpha Natural Resources, Inc. (B)	29	522
Bristow Group Inc. (B)	16	332
Cameron International Corporation (B)	87	1,906
Celanese Corporation, Series A	70	936
Chesapeake Energy Corporation	21	358
Complete Production Services, Inc. (B)	42	129
CONSOL Energy Inc.	31	782
Copano Energy, L.L.C., Units	28	373
Crown Holdings, Inc. (B)	14	318
DCP Midstream Partners, LP	11	158
Dril-Quip, Inc. (B)	14	430
El Paso Corporation	115	719
Energy Recovery, Inc. (B)	28	213
Energy Transfer Equity, L.P.	16	330
Energy Transfer Partners, L.P.	42	1,549
Enterprise Products Partners L.P.	49	1,090
First Solar, Inc. (B)	3	398
FMC Corporation	13	561
FMC Technologies, Inc. (B)	11	329
Foster Wheeler Ltd. (B)	48	838
GrafTech International Ltd. (B)	133	817
Halliburton Company	56	866
Magellan Midstream Holdings, L.P.	20	343
MarkWest Energy Partners, L.P.	13	146
Monsanto Company	9	756
Mosaic Company	23	945
National Oilwell Varco, Inc. (B)	63	1,812
Oceaneering International, Inc. (B)	26	940
Owens-Illinois, Inc. (B)	115	1,661
Peabody Energy Corporation	70	1,753
Petrohawk Energy Corporation (B)	210	4,042
Plains All American Pipeline, L.P.	25	926
Range Resources Corporation	11	461
Regency Energy Partners LP	21	262
Rockwood Holdings, Inc. (B)	98	779
Shaw Group Inc. (The) (B)	7	203
Smith International, Inc.	30	647
Targa Resources Partners LP	17	150
Transocean Inc. (B)	37	2,148
Verso Paper Holdings LLC	26	17
Williams Companies, Inc. (The)	14	162
Williams Partners L.P.	26	291
		33,628

TOTAL COMMON STOCKS AND RIGHTS- 92.99%		$73,299

(Cost: $107,687)

PREFERRED STOCKS

Brazil - 2.16%
Bradespar S.A. (A)	88	856
CESP - Companhia Energetica de Sao Paulo (A)	112	634
Companhia Energetica de Minas Gerais - CEMIG (A)	14	207
		1,697
United States - 0.44%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)	68	348

TOTAL PREFERRED STOCKS - 2.60%		$2,045

(Cost: $2,817)

CORPORATE DEBT SECURITIES	Principal

Brazil - 0.08%
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (D)(E)(F)	BRL180	$64

China - 0.43%
Yingli Green Energy Holding Company Limited, Convertible,
0.000%, 12-15-12	$591	340

TOTAL CORPORATE DEBT SECURITIES - 0.51%		$404

(Cost: $412)

SHORT-TERM SECURITIES

Commercial Paper - 1.90%
Merck & Co., Inc.,
0.250%, 4-20-09	1,500	$1,500

Master Note - 1.98%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (E)	1,559	1,559

TOTAL SHORT-TERM SECURITIES - 3.88%		$3,059

(Cost: $3,059)

TOTAL INVESTMENT SECURITIES - 99.98%		$78,807

(Cost: $113,975)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.02%		16

NET ASSETS - 100.00%		$78,823

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$60,252	$---
Level Two - Other Significant Observable Inputs	17,974	(54)
Level Three - Significant Unobservable Inputs	581	---
Total	$78,807	$(54)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$767	$ ---
Net realized gain (loss)		---
Net change in unrealized appreciation (depreciation)	(186)	---
Net purchases (sales)		---
Transfers in and/or out of Level 3		---
Ending Balance 3-31-09	$581	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(186)	$ ---

*Net change in unrealized depreciation includes ($-*) from change in accrued amortization.

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at March 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	British Pound	60	4-16-09	$2	$	---
Sell	British Pound	15	4-16-09	---		---	*
Sell	British Pound	70	6-11-09	---		3
Sell	Euro	130	5-7-09	---		4
Sell	Euro	145	6-4-09	---		10
Sell	South African Rand	500	4-15-09	---		4
Sell	South African Rand	1,130	4-22-09	---		9
Sell	South African Rand	900	5-6-09	---		---	*
Sell	South African Rand	2,000	5-14-09	---		5
Sell	South African Rand	1,800	6-10-09	---		21
*Not shown due to rounding.				$2		$56

(A)Listed on an exchange outside the United States.
(B)No dividends were paid during the preceding 12 months.
(C)Illiquid restricted securities. At March 31, 2009, the following restricted securities were owned:

Security	Acquisition Date	Shares	Cost	Market Value

Atacama Minerals Corp.	8-19-08	120	$95	$38
Buried Hill Energy (Cyprus) Public Company Limited	5-01-07	70	117	168
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	68	211	348

			$423	$554

The total value of these securities represented approximately 0.70% of net assets at March 31, 2009.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $337 or 0.43% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(F)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

Securities with an aggregate market value of $15,156, representing 19.23% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts GDR = Global Depositary Receipts

SCHEDULE OF INVESTMENTS
Growth Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 6.70%
General Dynamics Corporation	183	$7,594
Lockheed Martin Corporation	293	20,240
Raytheon Company	368	14,311
United Technologies Corporation	118	5,050
		47,195
Asset Management & Custody Banks - 0.75%
T. Rowe Price Group, Inc.	183	5,278

Biotechnology - 5.99%
Genzyme Corporation (A)	155	9,206
Gilead Sciences, Inc. (A)	711	32,924
		42,130
Communications Equipment - 7.63%
Cisco Systems, Inc. (A)	852	14,296
QUALCOMM Incorporated	867	33,735
Research In Motion Limited (A)	132	5,690
		53,721
Computer Hardware - 9.03%
Apple Inc. (A)	341	35,846
Hewlett-Packard Company	865	27,732
		63,578
Construction & Farm Machinery & Heavy Trucks - 0.87%
Deere & Company	186	6,114

Data Processing & Outsourced Services - 3.22%
MasterCard Incorporated, Class A	41	6,783
Visa Inc., Class A	286	15,913
		22,696
Department Stores - 2.20%
Kohl's Corporation (A)	365	15,460

Electrical Components & Equipment - 0.61%
Emerson Electric Co.	150	4,281

Fertilizers & Agricultural Chemicals - 4.82%
Monsanto Company	409	33,955

Health Care Equipment - 3.57%
Baxter International Inc.	385	19,720
Medtronic, Inc.	115	3,389
Stryker Corporation	60	2,042
		25,151
Health Care Supplies - 0.54%
DENTSPLY International Inc.	143	3,826

Home Entertainment Software - 0.52%
Activision Blizzard, Inc. (A)	350	3,661

Home Improvement Retail - 2.35%
Home Depot, Inc. (The)	480	11,318
Lowe's Companies, Inc.	285	5,201
		16,519
Household Products - 5.06%
Colgate-Palmolive Company	560	33,029
Procter & Gamble Company (The)	55	2,590
		35,619
Hypermarkets & Super Centers - 5.92%
Costco Wholesale Corporation	193	8,917
Wal-Mart Stores, Inc.	629	32,755
		41,672
Industrial Gases - 0.96%
Praxair, Inc.	100	6,729

Internet Software & Services - 3.86%
Google Inc., Class A (A)	78	27,135

Investment Banking & Brokerage - 0.25%
Charles Schwab Corporation (The)	115	1,783

Life Sciences Tools & Services - 1.03%
Thermo Fisher Scientific Inc. (A)	202	7,219

Oil & Gas Equipment & Services - 5.48%
National Oilwell Varco, Inc. (A)	232	6,652
Schlumberger Limited	424	17,235
Smith International, Inc.	372	7,997
Weatherford International Ltd. (A)	604	6,691
		38,575
Other Diversified Financial Services - 1.24%
J.P. Morgan Chase & Co.	329	8,756

Pharmaceuticals - 5.90%
Abbott Laboratories	682	32,522
Roche Holding Ltd, ADR	262	9,013
		41,535
Restaurants - 4.87%
McDonald's Corporation	434	23,705
YUM! Brands, Inc.	386	10,599
		34,304
Semiconductors - 2.99%
Microchip Technology Incorporated	994	21,056

Soft Drinks - 3.79%
Coca-Cola Company (The)	344	15,127
PepsiCo, Inc.	225	11,583
		26,710
Specialized Finance - 1.94%
CME Group Inc.	55	13,625

Specialty Chemicals - 0.76%
Ecolab Inc.	155	5,390

TOTAL COMMON STOCKS - 92.85%		$653,673

(Cost: $704,937)

SHORT-TERM SECURITIES	Principal

Commercial Paper
Air Products and Chemicals, Inc.,
0.230%, 4-30-09	$6,000	5,999
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	10,000	9,992
John Deere Credit Limited (John Deere Capital Corporation),
0.460%, 4-15-09	7,500	7,498
McCormick & Co. Inc.,
0.670%, 5-27-09	5,000	4,995
Praxair Inc.,
0.400%, 4-23-09	4,000	3,999
Rabobank USA Financial Corp. (Rabobank Nederland),
0.150%, 4-8-09	9,396	9,396
Wisconsin Electric Power Co.:
0.150%, 4-1-09	8,263	8,263
0.260%, 4-7-09	3,000	3,000

TOTAL SHORT-TERM SECURITIES - 7.55%		$53,142

(Cost: $53,142)

TOTAL INVESTMENT SECURITIES - 100.40%		$706,815

(Cost: $758,079)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.40%)		(2,826)

NET ASSETS - 100.00%		$703,989

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$653,673	$ ---
Level Two - Other Significant Observable Inputs	53,142	---
Level Three - Significant Unobservable Inputs	---	---
Total	$706,815	$ ---

(A)No dividends were paid during the preceding 12 months.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
High Income Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Broadcasting - 0.00%
Citadel Broadcasting Corporation (A)	15	$1

Casinos & Gaming - 0.06%
Pinnacle Entertainment, Inc. (A)	13	88

Movies & Entertainment - 0.03%
RHI Entertainment, Inc. (A)	35	53

Oil & Gas Equipment & Services - 0.21%
Baker Hughes Incorporated	5	143
Schlumberger Limited	5	203
		346
Oil & Gas Storage & Transportation - 0.14%
Inergy, L.P.	10	219

Wireless Telecommunication Service - 0.03%
NII Holdings, Inc. (A)	4	53

TOTAL COMMON STOCKS - 0.47%		$760

(Cost: $1,880)

CORPORATE DEBT SECURITIES	Principal

Aerospace - 0.44%
Esterline Technologies Corporation,
7.750%, 6-15-13	$750	$718

Airlines - 0.42%
Delta Air Lines, Inc.:
8.954%, 8-10-14	550	308
8.021%, 8-10-22	689	365
		673
Apparel, Accessories & Luxury Goods - 0.36%
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,000	585

Automobile Manufacturers - 0.52%
Ford Motor Company,
7.450%, 7-16-31	500	159
UCI Holdco, Inc.,
9.320%, 12-15-13 (B)(C)	2,575	186
United Auto Group, Inc.,
7.750%, 12-15-16	1,000	500
		845
Automotive Retail - 1.19%
Group 1 Automotive, Inc.,
8.250%, 8-15-13	2,500	1,925

Building Products - 1.81%
CPG International I Inc.,
10.500%, 7-1-13	2,000	940
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12	1,600	1,264
PIH Acquisition Co.,
10.750%, 10-1-13	475	62
Ply Gem Industries, Inc.,
11.750%, 6-15-13	1,500	667
		2,933
Cable & Satellite - 4.76%
Cablevision Systems Corporation:
8.334%, 4-1-09 (B)	2,905	2,905
8.000%, 4-15-12	665	647
CSC Holdings, Inc.,
8.500%, 6-15-15 (D)	600	586
8.625%, 2-15-19 (D)	250	241
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16	2,000	1,960
EchoStar DBS Corporation,
7.750%, 5-31-15	1,500	1,380
		7,719
Capital Goods - 0.84%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14	1,025	830
11.750%, 8-1-16	500	305
8.875%, 9-1-16	310	233
		1,368
Casinos & Gaming - 2.32%
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10	1,750	184
MGM MIRAGE:
8.500%, 9-15-10	2,600	1,066
7.625%, 1-15-17	500	178
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	1,996	1,746
8.750%, 10-1-13	500	440
7.500%, 6-15-15	250	155
		3,769
Chemicals - 1.67%
Compass Minerals International, Inc.,
12.000%, 6-1-13	1,247	1,291
Nalco Company,
7.750%, 11-15-11	1,450	1,428
		2,719
Consumer Cyclical - 1.53%
ELF Special Financing Ltd., Convertible:
1.670%, 6-15-09 (B)(D)	1,200	1,149
2.670%, 6-15-09 (B)(D)	1,400	1,340
		2,489
Consumer Finance - 4.25%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	3,325	2,776
Ford Motor Credit Company:
9.750%, 9-15-10	1,000	823
9.875%, 8-10-11	1,000	757
4.010%, 1-13-12 (B)	350	221
8.000%, 12-15-16	1,000	657
Ford Motor Credit Company LLC,
12.000%, 5-15-15	500	379
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.750%, 3-15-12	1,564	1,283
		6,896
Consumer Products - 2.91%
Ames True Temper, Inc.,
5.094%, 1-15-12 (B)	1,650	1,089
Visant Holding Corp.,
8.750%, 12-1-13	3,325	3,026
Wm. Wrigley Jr. Company,
4.650%, 7-15-15	700	605
		4,720
Containers - 2.09%
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	750	576
9.875%, 10-15-14	1,000	645
Huntsman International LLC,
7.375%, 1-1-15	850	348
Solo Cup Company,
8.500%, 2-15-14	2,500	1,825
		3,394
Diversified Commercial & Professional Services - 0.62%
Corrections Corporation of America,
7.500%, 5-1-11	1,000	1,003

Diversified Metals & Mining - 0.99%
Freeport-McMoRan Copper & Gold Inc.:
7.084%, 4-1-15 (B)	1,000	823
8.250%, 4-1-15	825	790
		1,613
Diversified Support Services - 0.46%
Iron Mountain Incorporated,
8.625%, 4-1-13	750	750

Electronic Manufacturing Services - 0.93%
Tyco Electronics Ltd.,
6.550%, 10-1-17	2,000	1,514

Environmental & Facilities Services - 2.61%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	1,500	1,493
Allied Waste Industries, Inc., Convertible,
4.250%, 4-15-34	1,500	1,350
Allied Waste North America, Inc.:
7.125%, 5-15-16	1,000	933
6.875%, 6-1-17	500	455
		4,231
Fertilizers & Agricultural Chemicals - 0.91%
Mosaic Company (The):
7.375%, 12-1-14 (D)	500	490
7.625%, 12-1-16 (D)	1,000	980
		1,470
Gas Pipe Lines - 0.16%
El Paso Corporation,
8.250%, 2-15-16	275	257

General Merchandise Stores - 2.76%
Dollar General Corporation:
10.625%, 7-15-15	3,750	3,741
11.875%, 7-15-17	750	737
		4,478
Health Care Equipment - 1.17%
Biomet, Inc.:
10.000%, 10-15-17	750	743
10.375%, 10-15-17	500	398
11.625%, 10-15-17	850	750
		1,891
Health Care Facilities - 5.29%
HCA Inc.:
6.750%, 7-15-13	2,500	1,869
9.250%, 11-15-16	1,000	910
9.625%, 11-15-16	1,000	798
9.875%, 2-15-17 (D)	300	283
HealthSouth Corporation:
8.323%, 6-15-14 (B)	3,500	3,010
10.750%, 6-15-16	1,750	1,715
		8,585
Health Care Facilities / Supplies - 4.13%
Bausch & Lomb Incorporated,
9.875%, 11-1-15 (D)	400	318
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	1,000	743
11.750%, 11-15-14	1,500	922
Rural/Metro Corporation,
0.000%, 3-15-16 (E)	1,415	538
United Surgical Partners International, Inc.,
8.875%, 5-1-17	2,000	1,550
US Oncology, Inc.:
9.000%, 8-15-12	1,295	1,256
10.750%, 8-15-14	1,500	1,380
		6,707
Homebuilding - 0.53%
Toll Corp.,
8.250%, 12-1-11	890	863

Hotels, Resorts & Cruise Lines - 0.39%
Gaylord Entertainment Company:
8.000%, 11-15-13	250	165
6.750%, 11-15-14	750	461
		626
Household Products - 0.14%
Simmons Bedding Company,
7.875%, 1-15-14 (F)	1,225	190
Simmons Company,
0.000%, 12-15-14 (E)	3,000	30
		220
IT Consulting & Other Services - 1.85%
SunGard Data Systems Inc.:
9.125%, 8-15-13	625	544
10.250%, 8-15-15	3,500	2,450
		2,994
Leisure - 0.43%
Marquee Holdings Inc.,
9.505%, 8-15-14	1,000	700

Movies & Entertainment - 0.84%
AMC Entertainment Inc.,
11.000%, 2-1-16	1,500	1,365

Office Services & Supplies - 1.31%
Interface, Inc.,
9.500%, 2-1-14	3,000	2,130

Oil & Gas Exploration & Production - 3.07%
Chesapeake Energy Corporation,
9.500%, 2-15-15	700	681
Denbury Resources Inc.:
7.500%, 4-1-13	250	226
7.500%, 12-15-15	500	435
9.750%, 3-1-16	200	193
Petrohawk Energy Corporation:
9.125%, 7-15-13	2,250	2,160
10.500%, 8-1-14 (D)	400	398
7.875%, 6-1-15 (D)	1,000	880
		4,973
Oil & Gas Storage & Transportation - 2.46%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	549
Inergy, L.P.,
8.750%, 3-1-15 (D)	1,600	1,544
Inergy, L.P. and Inergy Finance Corp.,
8.250%, 3-1-16	2,000	1,900
		3,993
Packaged Foods & Meats - 1.70%
Central Garden & Pet Company,
9.125%, 2-1-13	3,500	2,765

Paper Products - 2.10%
Buckeye Technologies Inc.:
8.000%, 10-15-10	2,645	2,526
8.500%, 10-1-13	1,000	875
		3,401
Pharmaceuticals - 0.31%
Warner Chilcott Corporation,
8.750%, 2-1-15	533	511

Railroads - 3.50%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	350	283
7.375%, 6-1-14	500	395
12.500%, 4-1-16 (D)	1,500	1,421
Kansas City Southern Railway Company (The),
13.000%, 12-15-13	2,500	2,550
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,024
		5,673
Restaurants - 1.75%
NPC International, Inc.,
9.500%, 5-1-14	3,650	2,847

Retail Stores - 4.34%
Jostens IH Corp.,
7.625%, 10-1-12	1,500	1,421
Neiman Marcus Group, Inc. (The),
9.000%, 10-15-15	150	48
Pantry, Inc. (The),
7.750%, 2-15-14	2,000	1,560
Sally Holdings LLC and Sally Capital Inc.:
9.250%, 11-15-14	1,750	1,658
10.500%, 11-15-16	1,000	875
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,353	399
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	1,100	1,084
		7,045
Secondary Oil & Gas Producers - 0.62%
EXCO Resources, Inc.,
7.250%, 1-15-11	1,000	775
Forest Oil Corporation,
8.500%, 2-15-14 (D)	250	232
		1,007
Semiconductors - 0.19%
Freescale Semiconductor, Inc.:
8.875%, 12-15-14	1,260	265
9.125%, 12-15-14	500	37
		302
Service - Other - 7.72%
Carriage Services, Inc.,
7.875%, 1-15-15	150	123
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	3,500	3,307
10.250%, 6-1-16	250	234
Expedia, Inc.,
8.500%, 7-1-16 (D)	750	637
KAR Holdings, Inc.:
5.170%, 5-1-14 (B)	1,750	822
8.750%, 5-1-14	1,500	795
10.000%, 5-1-15	160	70
Laureate Education, Inc.:
10.000%, 8-15-15 (D)	1,000	675
11.000%, 8-15-15 (C)(D)	813	473
11.750%, 8-15-17 (D)	375	225
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	2,850	1,368
Tube City IMS Corporation,
9.750%, 2-1-15	640	98
West Corporation:
9.500%, 10-15-14	1,500	1,044
11.000%, 10-15-16	4,000	2,660
		12,531
Technology - 3.17%
L-3 Communications Corporation:
6.125%, 1-15-14	200	189
5.875%, 1-15-15	1,000	928
Viasystems, Inc.,
10.500%, 1-15-11	500	322
Xerox Capital Trust I,
8.000%, 2-1-27	5,250	3,701
		5,140
Utilities - 2.10%
AES Corporation (The),
9.750%, 4-15-16 (G)	1,750	1,645
Dynegy Holdings Inc.,
8.375%, 5-1-16	1,500	1,016
Texas Competitive Electric Holdings Company LLC and TCEH Finance, Inc.,
10.250%, 11-1-15	1,500	750
		3,411
Wireless Telecommunication Service - 2.57%
MetroPCS Communications, Inc.,
9.250%, 11-1-14	1,250	1,213
Nextel Communications, Inc.,
5.950%, 3-15-14	250	139
Nextel Communications, Inc., Convertible,
5.250%, 1-15-10	950	926
NII Holdings, Inc., Convertible,
3.125%, 6-15-12	450	316
Sprint Capital Corporation:
6.375%, 5-1-09	1,000	1,000
7.625%, 1-30-11	625	578
		4,172

TOTAL CORPORATE DEBT SECURITIES - 86.23%		$139,921

(Cost: $178,207)

SENIOR LOANS

Casinos & Gaming - 0.65%
Las Vegas Sands, LLC:
2.270%, 5-23-14 (B)	1,651	874
2.270%, 5-23-14 (B)	334	177
		1,051
Consumer Products - 1.67%
Wm. Wrigley Jr. Company,
6.500%, 7-17-14 (B)	2,750	2,721

Containers - 0.20%
Huntsman International LLC,
2.268%, 4-19-14 (B)	495	323

Health Care Facilities - 1.84%
CHS/Community Health Systems, Inc.:
2.768%, 7-25-14 (B)	209	180
2.768%, 7-25-14 (B)	121	105
3.506%, 7-25-14 (B)	2,169	1,871
HCA Inc.,
3.470%, 11-18-13 (B)	973	823
		2,979
Paper Products - 0.31%
NewPage Corporation:
4.313%, 12-21-14 (B)	213	146
5.000%, 12-21-14 (B)	535	365
6.000%, 12-21-14 (B)	2	1
		512
Service - Other - 0.53%
Education Management LLC,
3.000%, 6-1-13 (B)	1,000	853

Technology - 0.06%
Palm Inc.,
4.020%, 4-24-14 (B)	200	96

Utilities - 0.70%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
4.018%, 10-10-14 (B)	11	7
4.018%, 10-10-14 (B)	7	5
4.033%, 10-10-14 (B)	1,706	1,122
		1,134

TOTAL SENIOR LOANS - 5.96%		$9,669

(Cost: $11,155)

SHORT-TERM SECURITIES

Commercial Paper - 6.09%
CVS Caremark Corporation,
0.550%, 4-1-09	3,878	3,878
Diageo Capital plc (Diageo plc),
1.000%, 4-29-09	2,000	1,998
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
1.500%, 4-7-09	4,000	3,999
		9,875
Master Note - 0.03%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	52	52

TOTAL SHORT-TERM SECURITIES - 6.12%		$9,927

(Cost: $9,927)

TOTAL INVESTMENT SECURITIES - 98.78%		$160,277

(Cost: $201,169)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.22%		1,984

NET ASSETS - 100.00%		$162,261

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$760	$ ---
Level Two - Other Significant Observable Inputs	158,748	---
Level Three - Significant Unobservable Inputs	769	---
Total	$160,277	$ ---

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$1,935	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	52	---
Net purchases (sales)	(61)	---
Transfers in and/or out of Level 3	(1,157)	---
Ending Balance 3-31-09	$769	$ ---

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$54	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward foreign currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(C)Payment in kind bonds.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $11,872 or 7.32% of net assets.

(E)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

(F)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of this security amounted to $1,645 or 1.01% of net assets.

SCHEDULE OF INVESTMENTS
International Growth Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Australia - 1.71%
Telstra Corporation Limited (A)	1,062	$2,370

Bermuda - 1.36%
Esprit Holdings Limited (A)	370	1,885

Brazil - 1.71%
Petroleo Brasileiro S.A. - Petrobras, ADR	78	2,365

Canada - 2.25%
Shoppers Drug Mart Corporation (A)(B)	40	1,365
Shoppers Drug Mart Corporation (A)	51	1,753
		3,118
China - 4.18%
China Construction Bank Corporation (A)(B)	3,181	1,806
China Life Insurance Company Limited, ADR	35	1,738
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)(C)	1,650	754
Tencent Holdings Limited (A)	202	1,491
		5,789
Denmark - 1.77%
Carlsberg Group (A)	60	2,452

Finland - 1.32%
Fortum Oyj (A)	66	1,247
Nokia OYJ (A)	50	585
		1,832
France - 11.32%
ALSTOM (A)	27	1,400
Compagnie Generale des Etablissements Michelin, Class B (A)	18	671
EDF SA (A)	33	1,294
Pinault-Printemps-Redoute SA (A)	20	1,250
Technip-Coflexip (A)	60	2,105
TOTAL S.A. (A)	100	4,945
VINCI (A)	108	4,003
		15,668
Germany - 5.08%
Bayer Aktiengesellschaft (A)	38	1,846
E.ON AG (A)	110	3,071
Vossloh AG (A)	20	2,107
		7,024
Hong Kong - 1.05%
Cheung Kong (Holdings) Limited (A)	169	1,457

Italy - 2.75%
Banca Intesa S.p.A. (A)	307	844
Finmeccanica SpA (A)	82	1,024
Saipem S.p.A. (A)	109	1,939
		3,807
Japan - 11.25%
Canon Inc. (A)	32	918
Central Japan Railway Company (A)	- *	1,297
East Japan Railway Company (A)	33	1,720
Japan Tobacco Inc. (A)	1	2,406
Mitsubishi Electric Corporation (A)	355	1,613
Nintendo Co., Ltd. (A)	13	3,745
Shin-Etsu Chemical Co., Ltd. (A)	44	2,137
Sumitomo Mitsui Financial Group, Inc. (A)	49	1,733
		15,569
Netherlands - 2.50%
Heineken N.V. (A)	48	1,349
Koninklijke KPN N.V. (A)	158	2,110
		3,459
Spain - 1.42%
Telefonica, S.A. (A)	99	1,964

Sweden - 1.22%
H & M Hennes & Mauritz AB (A)	45	1,687

Switzerland - 13.63%
Nestle S.A., Registered Shares (A)	151	5,108
Roche Holdings AG, Genussschein (A)	44	6,050
Syngenta AG (A)	14	2,875
TEMENOS Group AG (A)(C)	134	1,445
Zurich Financial Services, Registered Shares (A)	21	3,393
		18,871
United Kingdom - 15.01%
BAE Systems plc (A)	523	2,508
BHP Billiton Plc (A)	32	633
British American Tobacco p.l.c. (A)	182	4,204
IG Group Holdings plc (A)(B)	258	648
Informa plc (A)	373	1,405
Marks and Spencer Group plc (A)	175	740
National Grid plc (A)	250	1,920
Prudential plc (A)	165	798
Reckitt Benckiser Group plc (A)	82	3,058
Serco Group plc (A)	263	1,379
Vodafone Group Plc (A)	2,000	3,487
		20,780
United States - 1.33%
Research In Motion Limited (C)	43	1,843

TOTAL COMMON STOCKS - 80.86%		$111,940

(Cost: $143,442)

PREFERRED STOCKS - 2.01%

Germany - 2.01%
Fresenius AG (A)	61	$2,782
(Cost: $3,920)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 15.54%
ConAgra Foods, Inc.,
0.250%, 4-3-09	$4,000	4,000
John Deere Credit Limited (John Deere Capital Corporation),
0.460%, 4-15-09	4,000	3,999
McCormick & Co. Inc.,
0.400%, 4-1-09	3,014	3,014
Nokia Corp.,
0.270%, 5-6-09	2,500	2,499
Rabobank USA Financial Corp. (Rabobank Nederland),
0.150%, 4-7-09	4,000	4,000
Toyota Motor Credit Corporation,
0.150%, 4-2-09	4,000	4,000
		21,512
Master Note - 2.63%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (D)	3,636	3,636

TOTAL SHORT-TERM SECURITIES - 18.17%		$25,148

(Cost: $25,148)

TOTAL INVESTMENT SECURITIES - 101.04%		$139,870

(Cost: $172,510)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.04%)		(1,445)

NET ASSETS - 100.00%		$138,425

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$9,064	$ ---
Level Two - Other Significant Observable Inputs	130,806	(260)
Level Three - Significant Unobservable Inputs	---	---
Total	$139,870	$(260)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$2,508	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	(2,508)	---
Ending Balance 3-31-09	$ ---	$ ---
Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$ ---	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as written options, futures, forward foreign currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following forward currency contracts were outstanding at March 31, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Swiss Franc	7,650	3-17-10	$ ---	$260

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $4,573 or 3.30% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
International Value Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS AND RIGHTS	Shares	Value

Australia - 0.53%
Brambles Limited (A)(B)	532	$1,776

Austria - 0.96%
Telekom Austria Aktiengesellschaft (B)	213	3,219

Belgium - 1.04%
Belgacom SA (B)	111	3,489

Brazil - 0.68%
Embraer-Empresa Brasileira de Aeronautica S.A.	170	2,260

Canada - 1.00%
Biovail Corporation (B)	306	3,327

Cayman Islands - 0.10%
Kingboard Chemical Holdings Limited (A)(B)	154	317

China - 1.66%
China Telecom Corporation Limited (B)(C)	3,240	1,338
China Telecom Corporation Limited (B)	3,508	1,449
Shanghai Electric Group Company Limited (A)(B)	9,530	2,745
		5,532
Finland - 0.93%
Stora Enso Oyj, Class R (B)	71	255
Stora Enso Oyj, Class R (B)	341	1,207
UPM-Kymmene Corporation (B)	286	1,653
		3,115
France - 10.45%
AXA S.A. (B)	347	4,160
Cap Gemini SA (A)(B)	64	2,043
Compagnie Generale des Etablissements Michelin, Class B (A)(B)	35	1,296
France Telecom (B)	497	11,324
Sanofi-Aventis (B)(D)	26	1,476
Sanofi-Aventis (B)	114	6,418
TOTAL S.A. (B)	119	5,874
Vivendi Universal (B)	87	2,293
		34,884
Germany - 7.32%
Bayerische Motoren Werke Aktiengesellschaft (B)	105	3,021
Celesio AG (A)(B)	65	1,207
Deutsche Post AG (B)	380	4,102
Infineon Technologies AG (A)(B)	1,245	1,450
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (B)	41	5,001
SAP Aktiengesellschaft (B)	136	4,795
Siemens AG (B)	85	4,855
		24,431
Hong Kong - 1.19%
Hutchison Whampoa Limited, Ordinary Shares (B)	807	3,962

Israel - 2.01%
Check Point Software Technologies Ltd. (A)	302	6,714

Italy - 1.59%
AUTOGRILL S.p.A. (B)	715	4,120
UniCredit S.p.A. (B)	726	1,195
		5,315
Japan - 6.50%
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	575	2,832
NGK SPARK PLUG CO., LTD. (B)	93	792
Olympus Corporation (B)	205	3,345
Promise Co., Ltd. (B)	96	1,523
Sony Corporation (B)	179	3,707
Toyota Motor Corporation (B)	151	4,780
USS Co., Ltd. (B)	108	4,733
		21,712
Netherlands - 5.26%
ING Groep N.V., Certicaaten Van Aandelen (B)	808	4,427
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	201	2,968
Randstad Holding nv (A)(B)	183	3,107
Reed Elsevier NV (B)	369	3,950
SBM Offshore N.V. (A)(B)	233	3,098
		17,550
Norway - 4.11%
Aker Solutions ASA (B)	390	2,518
StatoilHydro ASA (A)(B)	321	5,614
Telenor ASA (B)	976	5,582
		13,714
Russia - 0.42%
Open Joint Stock Company Gazprom (A)	94	1,401

Singapore - 4.09%
DBS Group Holdings Ltd (B)	450	2,508
Flextronics International Ltd. (A)	2,449	7,079
Singapore Telecommunications Limited (B)	2,447	4,079
		13,666
South Korea - 3.88%
KB Financial Group Inc., ADR	113	2,745
Samsung Electronics Co., Ltd., GDR (C)	50	10,202
		12,947
Spain - 1.70%
Telefonica, S.A., ADR	95	5,680

Sweden - 1.61%
Niscayah Group AB (B)	1,476	1,763
Telefonaktiebolaget LM Ericsson, B Shares (B)	448	3,625
		5,388
Switzerland - 6.48%
ACE Limited	84	3,384
Adecco S.A. (B)	206	6,433
Nestle S.A., Registered Shares (B)	93	3,144
Novartis AG, Registered Shares (B)	126	4,773
Swiss Reinsurance Company, Registered Shares (B)	133	2,174
UBS AG (A)(B)	185	1,739
		21,647
Taiwan - 7.91%
Chunghwa Telecom Co., Ltd., ADR	279	5,079
Compal Electronics Inc., GDR (C)	534	1,912
Compal Electronics Inc., GDR	457	1,637
Lite-On Technology Corporation (B)	1,850	1,254
Lite-On Technology Corporation, GDR (B)	545	3,678
Mega Financial Holding Company (B)	15,986	5,735
Taiwan Semiconductor Manufacturing Company Ltd. (B)	4,725	7,115
		26,410
United Kingdom - 23.01%
Aviva plc (B)	788	2,443
BP p.l.c. (B)	1,190	7,978
British Sky Broadcasting Group plc (B)	738	4,580
Compass Group PLC (B)	613	2,804
GlaxoSmithKline plc (B)	419	6,522
Group 4 Securicor plc (B)	1,191	3,310
HSBC Holdings plc (B)	545	3,035
HSBC Holdings plc, Rights (A)(B)	227	459
Kingfisher plc (B)	3,306	7,086
Lloyds Banking Group Plc (B)	137	139
Marks and Spencer Group plc (B)	848	3,596
Old Mutual plc (B)	3,953	2,943
Pearson plc (B)	322	3,233
Persimmon plc (B)	877	4,334
Premier Brands Foods plc (A)(B)	3,454	1,698
Premier Foods plc (A)(B)(C)	568	280
Rentokil Initial plc (B)	4,647	2,959
Royal Bank of Scotland Group plc (The) (B)	1,871	660
Royal Bank of Scotland Group plc (The), Subscription Shares (A)(B)	802	---	*
Royal Dutch Shell plc, Class B (B)	227	4,932
SIG plc (A)(B)	1,016	1,528
SIG plc, Subscription Shares (A)(B)	1,597	683
tesco plc (B)	657	3,139
Vodafone Group Plc (B)	4,878	8,504
		76,845

TOTAL COMMON STOCKS AND RIGHTS - 94.43%		$315,301

(Cost: $489,179)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.08%
Rabobank USA Financial Corp. (Rabobank Nederland),
0.120%, 4-1-09	$4,267	4,267
Toyota Motor Credit Corporation,
0.150%, 4-2-09	6,000	6,000
		10,267
Master Note - 0.60%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (E)	2,015	2,015

TOTAL SHORT-TERM SECURITIES - 3.68%		$12,282

(Cost: $12,282)

TOTAL INVESTMENT SECURITIES - 98.11%		$327,583

(Cost: $501,461)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.89%		6,314

NET ASSETS - 100.00%		$333,897

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$38,128	$ ---
Level Two - Other Significant Observable Inputs	289,455	---
Level Three - Significant Unobservable Inputs	---	---
Total	$327,583	$ ---

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $13,732 or 4.11% of net assets.

(D)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of this security amounted to 0.44% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

Securities with an aggregate market value of $259,062, representing 77.59% of net assets, have been valued in good faith by the Valuation Committee appointed by the Board of Directors.

The following acronyms are used throughout this portfolio: ADR = American Depositary Receipts GDR = Global Depositary Receipts

SCHEDULE OF INVESTMENTS
Micro Cap Growth Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Advertising - 0.99%
MDC Partners Inc., Class A (A)	75	$247

Apparel Retail - 2.60%
Citi Trends Inc. (A)	28	648

Apparel, Accessories & Luxury Goods - 2.56%
True Religion Apparel, Inc. (A)	35	416
Volcom, Inc. (A)	23	223
		639
Application Software - 7.00%
Blackbaud, Inc.	27	312
Guidance Software, Inc. (A)	33	135
Lawson Software, Inc. (A)	60	254
NetScout Systems, Inc. (A)	49	347
OPNET Technologies, Inc. (A)	6	50
Ultimate Software Group, Inc. (The) (A)	38	647
		1,745
Auto Parts & Equipment - 1.72%
Amerigon Incorporated (A)	58	214
Westport Innovations Inc. (A)	43	216
		430
Biotechnology - 6.82%
Allos Therapeutics, Inc. (A)	80	497
Dyax Corp. (A)	68	172
Idenix Pharmaceuticals, Inc. (A)	45	137
InterMune, Inc. (A)	38	626
Pharmasset, Inc. (A)	28	270
		1,702
Broadcasting - 1.89%
DG FastChannel, Inc. (A)	16	306
Global Traffic Network, Inc. (A)	55	165
		471
Cable & Satellite - 1.27%
RRSat Global Communications Network Ltd.	26	317

Communications Equipment - 4.56%
Blue Coat Systems, Inc. (A)	19	229
Cogo Group, Inc. (A)	44	291
Neutral Tandem, Inc. (A)	25	618
		1,138
Computer Storage & Peripherals - 1.97%
Compellent Technologies, Inc. (A)	24	264
Netezza Corporation (A)	34	228
		492
Construction & Engineering - 1.64%
Orion Marine Group, Inc. (A)	31	410

Construction & Farm Machinery & Heavy Trucks - 0.68%
Titan Machinery Inc. (A)	19	170

Distributors - 1.40%
DXP Enterprises, Inc. (A)	34	350

Education Services - 2.26%
Grand Canyon Education, Inc. (A)	25	438
K12 Inc. (A)	9	125
		563
Electrical Components & Equipment - 2.90%
Powell Industries, Inc. (A)	9	311
Ultralife Corporation (A)	45	348
Yingli Green Energy Holding Company Limited, ADR (A)	11	64
		723
Health Care Equipment - 8.04%
ABIOMED, Inc. (A)	40	194
Greatbatch, Inc. (A)	10	201
Micrus Endovascular Corporation (A)	25	147
NuVasive, Inc. (A)	11	333
Quidel Corporation (A)	57	524
Somanetics Corporation (A)	25	375
Spectranetics Corporation (The) (A)	92	231
		2,005
Health Care Services - 4.87%
athenahealth, Inc. (A)	8	186
CardioNet, Inc. (A)	12	328
Genoptix, Inc. (A)	16	442
Health Grades, Inc. (A)	127	259
		1,215
Health Care Supplies - 1.03%
Rochester Medical Corporation (A)	23	258

Health Care Technology - 2.91%
Phase Forward Incorporated (A)	57	727

Industrial Machinery - 0.62%
Graham Corporation	17	155

Internet Software & Services - 4.51%
comScore, Inc. (A)	19	225
Constant Contact, Inc. (A)	22	312
Omniture, Inc. (A)	45	589
		1,126
Investment Banking & Brokerage - 1.56%
RiskMetrics Group, Inc. (A)	27	389

Life Sciences Tools & Services - 1.12%
Bruker Corporation (A)	45	279

Movies & Entertainment - 1.30%
Rentrak Corporation (A)	36	324

Oil & Gas Equipment & Services - 5.64%
ENGlobal Corporation (A)	67	305
NATCO Group Inc., Class A (A)	28	534
Natural Gas Services Group, Inc. (A)	23	205
T-3 Energy Services, Inc. (A)	31	362
		1,406
Oil & Gas Exploration & Production - 0.40%
Brigham Exploration Company (A)	53	100

Pharmaceuticals - 7.43%
Auxilium Pharmaceuticals, Inc. (A)	25	693
Biodel Inc. (A)	21	110
Obagi Medical Products, Inc. (A)	45	242
Questcor Pharmaceuticals, Inc. (A)	120	590
SuperGen, Inc. (A)	122	220
		1,855
Regional Banks - 0.92%
Webster Financial Corporation	55	231

Research & Consulting Services - 0.48%
Hill International, Inc. (A)	39	120

Restaurants - 2.56%
BJ's Restaurants, Inc. (A)	18	256
McCormick & Schmick's Seafood Restaurants, Inc. (A)	26	100
Red Robin Gourmet Burgers, Inc. (A)	14	254
Ruth's Hospitality Group, Inc. (A)	24	30
		640
Semiconductors - 6.27%
Cavium Networks, Inc. (A)	18	208
Mellanox Technologies, Ltd. (A)	23	192
Microtune, Inc. (A)	116	211
Monolithic Power Systems, Inc. (A)	17	260
NetLogic Microsystems, Inc. (A)	21	580
Pericom Semiconductor Corporation (A)	16	113
		1,564
Specialty Chemicals - 0.25%
Flotek Industries, Inc. (A)	40	63

Systems Software - 5.24%
ArcSight, Inc. (A)	12	153
CommVault Systems, Inc. (A)	57	620
DemandTec, Inc. (A)	39	339
Phoenix Technologies Ltd. (A)	43	70
PROS Holdings, Inc. (A)	27	126
		1,308
Trucking - 2.02%
Celadon Group, Inc. (A)	36	197
Marten Transport, Ltd. (A)	16	306
		503

TOTAL COMMON STOCKS - 97.43%		$24,313

(Cost: $36,110)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.43%
Sonoco Products Co.,
0.550%, 4-1-09	$356	356

Master Note - 4.09%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	1,020	1,020

TOTAL SHORT-TERM SECURITIES - 5.52%		$1,376

(Cost: $1,376)

TOTAL INVESTMENT SECURITIES - 102.95%		$25,689

(Cost: $37,486)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (2.95%)		(735)

NET ASSETS - 100.00%		$24,954

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$24,313	$ ---
Level Two - Other Significant Observable Inputs	1,376	---
Level Three - Significant Unobservable Inputs	---	---
Total	$25,689	$ ---

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Mid Cap Growth Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 3.78%
C.H. Robinson Worldwide, Inc.	21	$972
Expeditors International of Washington, Inc.	32	912
		1,884
Airlines - 0.34%
Delta Air Lines, Inc. (A)	30	168

Apparel Retail - 2.92%
J. Crew Group, Inc. (A)	54	718
Urban Outfitters, Inc. (A)	45	739
		1,457
Application Software - 2.86%
Solera Holdings, Inc. (A)	58	1,427

Auto Parts & Equipment - 0.33%
BorgWarner Inc.	8	166

Brewers - 1.04%
Molson Coors Brewing Company, Class B	15	521

Catalog Retail - 0.60%
Coldwater Creek Inc. (A)	120	302

Computer Storage & Peripherals - 3.37%
Data Domain, Inc. (A)	71	896
NetApp, Inc. (A)	53	785
		1,681
Data Processing & Outsourced Services - 5.84%
Global Payments Inc.	43	1,421
Paychex, Inc.	58	1,493
		2,914
Department Stores - 3.01%
Kohl's Corporation (A)	22	931
Macy's Inc.	25	219
Nordstrom, Inc.	14	235
Saks Incorporated (A)	62	116
		1,501
Distillers & Vintners - 1.99%
Brown-Forman Corporation, Class B	26	991

Diversified Support Services - 0.68%
Copart, Inc. (A)	12	341

Electrical Components & Equipment - 1.92%
Cooper Industries, Ltd., Class A	19	490
Hubbell Incorporated, Class B	17	470
		960
Electronic Equipment & Instruments - 0.91%
FLIR Systems, Inc. (A)	22	453

Food Retail - 1.75%
Whole Foods Market, Inc.	52	875

Gas Utilities - 1.79%
Equitable Resources, Inc.	28	891

Health Care Distributors - 2.97%
Henry Schein, Inc. (A)	37	1,482

Health Care Equipment - 5.86%
C. R. Bard, Inc.	11	857
Hologic, Inc. (A)	64	837
Hospira, Inc. (A)	35	1,074
Wright Medical Group, Inc. (A)	12	156
		2,924
Health Care Supplies - 2.20%
DENTSPLY International Inc.	41	1,097

Homefurnishing Retail - 1.07%
Bed Bath & Beyond Inc. (A)	22	532

Industrial Machinery - 2.56%
Donaldson Company, Inc.	14	384
IDEX Corporation	41	895
		1,279
Internet Software & Services - 1.15%
DealerTrack Holdings, Inc. (A)	44	573

Investment Banking & Brokerage - 3.32%
Lazard Group LLC	18	531
TD Ameritrade Holding Corporation (A)	82	1,128
		1,659
Managed Health Care - 0.48%
AMERIGROUP Corporation (A)	9	240

Motorcycle Manufacturers - 0.47%
Harley-Davidson, Inc.	17	233

Oil & Gas Equipment & Services - 3.34%
Dresser-Rand Group Inc. (A)	26	566
National Oilwell Varco, Inc. (A)	26	739
Smith International, Inc.	17	360
		1,665
Oil & Gas Exploration & Production - 3.82%
Noble Energy, Inc.	29	1,579
XTO Energy Inc.	11	330
		1,909
Packaged Foods & Meats - 2.39%
Hershey Foods Corporation	34	1,192

Paper Packaging - 2.71%
Packaging Corporation of America	39	507
Sealed Air Corporation	22	302
Sonoco Products Company	26	542
		1,351
Pharmaceuticals - 2.56%
Allergan, Inc.	27	1,280

Property & Casualty Insurance - 1.18%
AXIS Capital Holdings Limited	26	589

Publishing - 1.50%
Meredith Corporation	45	749

Regional Banks - 1.83%
Signature Bank (A)	27	764
Zions Bancorporation	15	149
		913
Research & Consulting Services - 1.27%
Dun & Bradstreet Corporation (The)	8	635

Restaurants - 2.85%
Chipotle Mexican Grill, Inc., Class A (A)	9	564
P.F. Chang's China Bistro, Inc. (A)	37	857
		1,421
Semiconductors - 6.43%
Broadcom Corporation, Class A (A)	55	1,099
Linear Technology Corporation	29	669
Microchip Technology Incorporated	68	1,441
		3,209
Specialized Finance - 1.38%
CME Group Inc.	3	687

Specialty Stores - 2.00%
PetSmart, Inc.	48	1,001

Systems Software - 1.24%
McAfee, Inc. (A)	19	621

Trading Companies & Distributors - 2.22%
Fastenal Company	34	1,105

TOTAL COMMON STOCKS - 89.93%		$44,878

(Cost: $60,401)

CALL OPTIONS - 0.25%	Number of Contracts

S&P Metals & Mining Select Index,
Jun $1,555.00, Expires 6-22-09	2	$126
(Cost: $366)

CORPORATE DEBT SECURITIES - 0.19%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$140	$94
(Cost: $106)

SHORT-TERM SECURITIES

Commercial Paper - 6.87%
Baxter International Inc.,
0.330%, 4-9-09	1,463	1,463
Sonoco Products Co.,
0.550%, 4-1-09	968	968
Wisconsin Electric Power Co.,
0.260%, 4-7-09	1,000	1,000
		3,431
Master Note - 3.28%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	1,635	1,635

TOTAL SHORT-TERM SECURITIES - 10.15%		$5,066

(Cost: $5,066)

TOTAL INVESTMENT SECURITIES - 100.52%		$50,164

(Cost: $65,939)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.52%)		(261)

NET ASSETS - 100.00%		$49,903

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$44,878	$---
Level Two - Other Significant Observable Inputs	5,160	---
Level Three - Significant Unobservable Inputs	126	(302)
Total	$50,164	$(302)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$---	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	(240)	17
Net purchases (sales)	366	(319)
Transfers in and/or out of Level 3	---	---
Ending Balance 3-31-09	$126	$(302)

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$(240)	$17

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.
The following written options were outstanding at March 31, 2009:

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

S&P Metals & Mining Select Index:	2	June/1,202.0	$319	$302

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Money Market Portfolio
(in thousands) March 31, 2009 (Unaudited)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
American Honda Finance Corp.:
0.590%, 4-6-09	$5,000	$5,000
0.700%, 4-21-09	750	750
0.720%, 5-19-09	500	499
Avon Capital Corp. (Avon Products, Inc.),
0.520%, 4-28-09	2,000	1,999
Baxter International Inc.:
0.330%, 4-2-09	7,000	7,000
0.330%, 4-8-09	1,500	1,500
0.330%, 4-9-09	1,937	1,937
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	7,950	7,962
BP p.l.c,
1.250%, 6-9-09	9,000	9,000
Danaher Corporation:
0.200%, 4-2-09	1,000	1,000
0.180%, 4-3-09	500	500
Genentech, Inc.,
0.200%, 4-2-09	2,478	2,478
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
1.450%, 4-2-09 (B)	3,000	3,000
IBM International Group Capital LLC (International Business Machines Corporation):
1.524%, 4-29-09 (A)	5,000	4,994
1.470%, 5-26-09 (A)	1,500	1,500
Illinois Tool Works Inc.,
0.400%, 4-14-09	3,960	3,959
John Deere Credit Limited (John Deere Capital Corporation):
0.480%, 4-8-09	1,000	1,000
0.550%, 4-20-09	2,000	1,999
0.310%, 5-7-09	1,000	1,000
Kitty Hawk Funding Corp.:
0.550%, 4-8-09	5,000	5,000
0.450%, 5-11-09	3,130	3,128
0.610%, 5-14-09	900	899
Pfizer Inc.,
2.170%, 4-8-09	2,800	2,799
Praxair Inc.,
0.400%, 4-23-09	2,000	1,999
SBC Communications Inc.,
4.125%, 9-15-09	1,800	1,798
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc):
0.250%, 4-2-09	3,000	3,000
1.600%, 4-2-09	500	500
Unilever Capital Corporation,
0.564%, 4-14-09 (A)	350	350
Verizon Communications Inc.:
0.850%, 4-20-09	7,000	6,997
1.000%, 4-22-09	250	250
1.150%, 5-5-09	800	799
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	3,000	3,015
Wisconsin Electric Power Co.,
0.260%, 4-7-09	5,682	5,682

Total Commercial Paper - 42.73%		93,293

Commercial Paper (backed by irrevocable bank letter of credit)
River Fuel Company #2, Inc. (Bank of New York (The)),
0.550%, 4-30-09	2,680	2,679
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.850%, 6-15-09	3,385	3,379

Total Commercial Paper (backed by irrevocable bank letter of credit) - 2.78%		6,058

Master Note - 2.77%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	6,050	6,050

Notes
3M Company,
7.139%, 12-14-09	7,500	7,727
American Honda Finance Corp.:
1.634%, 5-5-09 (A)	1,000	981
1.591%, 5-11-09 (A)	500	495
1.301%, 5-20-09 (A)	500	493
Bank of America Corporation (Federal Deposit Insurance Corporation),
1.361%, 6-15-09 (A)(B)	9,850	9,850
BP Capital Markets p.l.c.,
1.443%, 6-11-09 (A)	1,400	1,400
Caterpillar Financial Services Corporation:
1.448%, 4-9-09 (A)	2,500	2,452
4.500%, 6-15-09	1,000	1,000
Caterpillar Inc.,
7.250%, 9-15-09	2,600	2,661
Citibank, N.A. (Federal Deposit Insurance Corporation),
1.282%, 6-30-09 (A)(B)	5,000	5,000
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
1.274%, 4-30-09 (A)(B)	2,400	2,400
Countrywide Home Loans, Inc.:
5.625%, 7-15-09	959	965
4.125%, 9-15-09	5,120	5,135
Electronic Data Systems Corporation,
7.125%, 10-15-09	8,800	9,042
GTE California Incorporated,
6.700%, 9-1-09	525	535
Honeywell International Inc.,
1.219%, 4-27-09 (A)	1,000	998
International Business Machines Corporation:
0.486%, 4-3-09 (A)	750	750
0.563%, 4-8-09 (A)	1,250	1,250
J.P. Morgan Chase & Co.:
1.623%, 4-22-09 (A)	1,420	1,405
1.596%, 5-19-09 (A)	250	249
1.341%, 5-21-09 (A)	800	796
7.625%, 12-7-09	3,000	3,091
John Deere Capital Corporation:
4.625%, 4-15-09	800	800
1.373%, 4-16-09 (A)	1,000	981
1.301%, 6-1-09 (A)	3,000	2,950
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
1.423%, 4-6-09 (A)	850	849
1.486%, 5-8-09 (A)	500	500
1.466%, 5-19-09 (A)	4,300	4,294
5.300%, 7-6-09 (C)	550	554
Roche Holdings, Inc.,
2.249%, 5-25-09 (A)	6,600	6,608
Target Corporation,
1.366%, 5-7-09 (A)	2,450	2,445
Toyota Motor Credit Corporation:
2.264%, 6-3-09 (A)	2,500	2,500
2.359%, 6-18-09 (A)	2,000	2,000
Verizon Communications Inc.,
1.475%, 4-3-09 (A)	1,800	1,800
Wal-Mart Stores, Inc.,
6.875%, 8-10-09	3,395	3,455
Wells Fargo & Company:
1.397%, 9-23-09 (A)	1,800	1,787
4.200%, 1-15-10	2,000	2,031

Total Notes - 42.24%		92,229

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	1,725	1,725
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	2,000	2,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, National Association),
1.000%, 4-2-09 (A)	1,560	1,560

Total Notes (backed by irrevocable bank letter of credit) - 2.42%		5,285

TOTAL CORPORATE OBLIGATIONS - 92.94%		$202,915

(Cost: $202,915)

MUNICIPAL OBLIGATIONS - TAXABLE

Georgia - 0.23%
Development Authority of Talbot County, Incremental Taxable Industrial Development Revenue Bonds (Junction City Mining Company, LLC Project), Series 2000 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	495	495
Maryland - 0.46%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
1.000%, 4-1-09 (A)	1,000	1,000
Mississippi - 2.26%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
1.000%, 4-2-09 (A)	4,936	4,936

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 2.95%		$6,431

(Cost: $6,431)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Federal Home Loan Mortgage Corporation,
1.250%, 9-18-09	3,945	3,944
Overseas Private Investment Corporation,
0.400%, 4-1-09 (A)	1,326	1,326
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
1.570%, 4-15-09 (A)	2,463	2,463

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 3.54%		$7,733

(Cost: $7,733)

TOTAL INVESTMENT SECURITIES - 99.43%		$217,079

(Cost: $217,079)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.57%		1,247

NET ASSETS - 100.00%		$218,326

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$ ---	$ ---
Level Two - Other Significant Observable Inputs	217,079	---
Level Three - Significant Unobservable Inputs	---	---
Total	$217,079	$ ---

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(C)Illiquid restricted security. At March 31, 2009, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The))	11-28-08	550	$554	$554

The total value of this security represented approximately 0.25% of net assets at March 31, 2009.

SCHEDULE OF INVESTMENTS
Mortgage Securities Portfolio
(in thousands) March 31, 2009 (Unaudited)

CORPORATE DEBT SECURITIES	Principal	Value

Car Loan - 0.21%
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (A)	$80	$55

Consumer Finance - 0.93%
Green Tree Financial Corporation:
7.650%, 4-15-19	101	89
9.000%, 6-15-25	110	107
7.950%, 8-15-25	43	42
		238
Other Mortgage-Backed Securities - 19.37%
ABFS Mortgage Loan Trust 2001-2,
6.990%, 12-25-31 (B)	174	70
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (B)	119	53
ABN AMRO Mortgage Corporation, Series 2003-2,
5.330%, 3-25-18 (B)	82	32
Banc of America Alternative Loan Trust 2004-11,
6.000%, 12-25-34	241	168
Banc of America Alternative Loan Trust 2005-10,
5.669%, 11-25-35 (B)	117	7
Banc of America Alternative Loan Trust 2005-12,
5.806%, 1-25-36 (B)	164	18
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	286	162
Banc of America Alternative Loan Trust 2005-8:
5.583%, 9-25-35 (B)	202	32
5.583%, 9-25-35 (B)	41	3
Banc of America Alternative Loan Trust 2006-4:
6.223%, 5-25-46 (B)	62	12
6.223%, 5-25-46 (B)	81	5
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.200%, 7-11-43 (A)	140	76
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-1,
4.900%, 9-11-36 (A)	450	204
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-6,
5.104%, 12-10-42 (A)(B)	100	33
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	135	95
Banc of America Funding Corporation,
5.007%, 9-20-34 (B)	82	51
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	214	40
Banc of America Mortgage Trust 2004-1,
5.500%, 2-25-34	170	130
Banc of America Mortgage Trust 2004-3,
4.875%, 4-25-19	73	50
Banc of America Mortgage Trust 2004-7,
5.750%, 8-25-34	86	68
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (C)	250	191
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	44	43
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	150	103
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
7.141%, 10-15-36 (A)(B)	170	79
Capital One Auto Finance Trust 2005-B-SS,
4.480%, 12-15-10	144	143
C-Bass 2005-CB3 Trust,
5.109%, 5-25-35 (B)	155	146
C-Bass 2005-CB7 Trust,
5.147%, 11-25-35 (B)	10	10
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	285	92
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (A)(B)	140	106
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (B)	210	140
Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 1999-2,
7.198%, 1-15-32	103	104
CHEQ Home Equity Loan Trust, Series 2006-S2,
0.632%, 7-25-27 (B)	19	18
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.500%, 8-25-18 (A)	5	5
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.238%, 7-25-37 (B)	54	1
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (B)(C)	245	156
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (B)	214	28
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(B)	125	16
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (C)	65	43
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (C)	30	17
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	77	46
5.399%, 4-25-32 (B)	112	35
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.250%, 11-25-32 (C)	147	102
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (B)	10	9
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	183	75
J.P. Morgan Alternative Loan Trust 2006-A6,
5.950%, 11-25-36 (B)	250	127
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.221%, 10-12-37 (A)	200	121
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (B)	270	87
J.P. Morgan Mortgage Trust 2005-S2,
5.674%, 9-25-35 (B)	186	32
J.P. Morgan Mortgage Trust 2006-A2,
5.137%, 11-25-33 (B)	70	39
J.P. Morgan Mortgage Trust 2006-A6,
6.040%, 10-25-36 (B)	225	105
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	379	49
J.P. Morgan Mortgage Trust 2007-A1,
4.813%, 7-25-35 (B)	294	25
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	100	43
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.010%, 3-15-10	100	56
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	311	216
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	113	80
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.000%, 8-20-30 (A)	50	42
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (A)	200	119
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	100	72
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	100	80
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	35	25
5.910%, 1-15-37	100	53
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	97	7
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	202	135
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (B)	212	50
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	25	7
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.946%, 9-10-35 (B)(C)	118	48
RFMSI Series 2004-S5 Trust,
4.500%, 5-25-19	74	57
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (B)	144	34
Structured Asset Securities Corporation:
6.290%, 11-25-32 (B)	23	11
5.250%, 8-25-33	133	83
5.630%, 5-25-34 (B)	65	32
6.000%, 6-25-34 (B)	184	100
Wells Fargo Alternative Loan 2007-PA3 Trust:
6.158%, 7-25-37 (B)	153	11
6.158%, 7-25-37 (B)	119	6
		4,969

TOTAL CORPORATE DEBT SECURITIES - 20.51%		$5,262

(Cost: $10,821)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.83%
Federal National Mortgage Association,
3.875%, 7-12-13 (D)	200	214

Mortgage-Backed Obligations - 72.08%
Federal Home Loan Mortgage Corporation,
5.000%, 4-1-35	190	196
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.000%, 6-15-31	108	113
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.000%, 5-1-18	218	228
5.500%, 6-1-19	121	127
5.300%, 1-15-33	228	238
6.000%, 10-1-33	433	460
6.500%, 10-1-34	450	474
5.500%, 2-1-35	161	168
5.500%, 2-1-35	84	87
5.500%, 3-1-35	1,140	1,183
6.000%, 4-1-35	960	1,003
5.000%, 5-15-35	270	272
5.000%, 8-1-35	314	324
5.000%, 11-1-35	494	510
6.500%, 7-1-36	428	452
7.000%, 12-1-37	67	71
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 3-1-18	127	133
5.000%, 10-1-18	115	120
5.500%, 9-1-19	75	78
7.000%, 11-1-32	97	104
6.000%, 6-1-33	314	330
6.000%, 12-1-33	216	229
5.500%, 1-1-34	125	131
5.500%, 1-1-34	125	131
5.500%, 2-1-34	564	585
5.000%, 2-1-34	289	299
5.500%, 2-1-34	282	294
6.000%, 4-1-34	141	148
5.500%, 9-1-34	74	78
6.500%, 9-1-34	48	50
5.500%, 11-1-34	201	209
6.000%, 11-1-34	67	71
6.500%, 11-1-34	140	148
6.500%, 11-1-34	98	104
6.000%, 12-1-34	350	367
5.500%, 2-1-35	421	442
6.500%, 3-1-35	94	100
5.000%, 4-1-35	655	676
6.000%, 4-1-35	1,015	1,060
6.000%, 4-1-35	435	457
6.000%, 6-1-35	351	367
5.000%, 7-1-35	68	70
5.500%, 7-1-35	160	167
5.500%, 8-1-35	90	94
5.500%, 10-1-35	446	467
5.500%, 10-1-35	128	134
6.000%, 1-1-36	891	932
6.500%, 2-1-36	74	79
6.500%, 6-1-36	134	141
6.500%, 9-1-37	252	266
6.000%, 9-1-37	138	145
5.500%, 5-1-38	913	949
6.000%, 7-1-38	165	172
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
6.500%, 4-1-35	755	795
Federal National Mortgage Association Fixed-Rate Pass-Through Certificates,
6.000%, 10-1-35	553	579
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.901%, 6-17-45 (B)(E)	1,369	53
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	82	87
5.500%, 12-15-34	278	290
5.500%, 4-1-35	195	203
5.500%, 7-15-38	141	147
5.500%, 10-15-38	103	108
		18,495
Non-Agency REMIC/CMO - 2.03%
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25 (B)	500	521

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 74.94%		$19,230

(Cost: $18,719)

SHORT-TERM SECURITIES

Commercial Paper - 26.00%
ConAgra Foods, Inc.,
0.200%, 4-1-09	1,347	1,347
Kraft Foods Inc.,
0.530%, 4-23-09	1,425	1,424
Merck & Co., Inc.,
0.250%, 4-20-09	1,500	1,500
PACCAR Financial Corp.,
0.270%, 4-16-09	1,000	1,000
Sonoco Products Co.,
0.550%, 4-1-09	1,400	1,400
		6,671
Master Note - 4.15%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	1,064	1,064

TOTAL SHORT-TERM SECURITIES - 30.15%		$7,735

(Cost: $7,735)

TOTAL INVESTMENT SECURITIES - 125.60%		$32,227

(Cost: $37,275)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (25.60%)		(6,568)

NET ASSETS - 100.00%		$25,659

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$---	$(33)
Level Two - Other Significant Observable Inputs	32,022	---
Level Three - Significant Unobservable Inputs	205	---
Total	$32,227	$(33)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$217	$---
Net realized gain (loss)	(---)*	---
Net change in unrealized appreciation (depreciation)**	(7)	---
Net purchases (sales)	(5)	---
Transfers in and/or out of Level 3	---	---
Ending Balance 3-31-09	$205	$---

Net change in unrealized appreciation (depreciation) from investments still held as of 3-31-09	$(7)	$---

**Net change in unrealized appreciation (depreciation) includes $---* from change in accrued amortization.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $899 or 3.50% of net assets.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2009, the total value of these securities amounted to $632 or 2.46% of net assets.

(D)Securities serve as collateral for the following open futures contracts at March 31, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation

30-yr U.S. Treasury Bond	Short	6-19-09	---*	$(1,427)	$(33)

*Not shown due to rounding.

(E)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this portfolio: CMO = Collateralized Mortgage Obligation REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Real Estate Securities Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Diversified REITs - 9.70%
Liberty Property Trust	11	$216
PS Business Parks, Inc.	10	350
Vornado Realty Trust	29	949
Washington Real Estate Investment Trust	23	391
		1,906
Industrial REITs - 4.61%
AMB Property Corporation	16	223
EastGroup Properties, Inc.	11	295
First Potomac Realty Trust	7	49
ProLogis	52	339
		906
Office REITs - 16.99%
Alexandria Real Estate Equities, Inc.	6	211
Boston Properties, Inc.	21	750
Corporate Office Properties Trust	22	551
Cousins Properties Incorporated	18	118
Digital Realty Trust, Inc.	23	773
Douglas Emmett, Inc.	44	325
Highwoods Properties, Inc.	11	234
Kilroy Realty Corporation	17	294
SL Green Realty Corp.	8	82
		3,338
Real Estate Management & Development - 0.38%
CB Richard Ellis Group, Inc., Class A (A)	18	74

Residential REITs - 18.19%
American Campus Communities, Inc.	12	203
AvalonBay Communities, Inc.	15	695
BRE Properties, Inc., Class A	16	310
Camden Property Trust	10	222
Equity Residential	47	857
Essex Property Trust, Inc.	12	706
Home Properties, Inc.	8	248
Mid-America Apartment Communities, Inc.	11	333
		3,574
Retail REITs - 19.61%
Acadia Realty Trust	24	257
Federal Realty Investment Trust	12	552
Kimco Realty Corporation	38	289
Kite Realty Group Trust	9	21
Macerich Company (The)	17	103
National Retail Properties, Inc.	20	312
Regency Centers Corporation	15	396
Saul Centers, Inc.	7	165
Simon Property Group, Inc.	37	1,287
Tanger Factory Outlet Centers, Inc.	9	278
Taubman Centers, Inc.	11	191
		3,851
Specialized REITs - 22.73%
Cogdell Spencer Inc.	11	56
Entertainment Properties Trust	5	71
Health Care Property Investors, Inc.	46	823
Health Care REIT, Inc.	21	636
Healthcare Realty Trust Incorporated	8	114
Hersha Hospitality Trust	28	52
Host Hotels & Resorts, Inc.	65	253
LaSalle Hotel Properties	14	81
Nationwide Health Properties, Inc.	19	424
Public Storage, Inc.	23	1,265
Ventas, Inc.	31	690
		4,465

TOTAL COMMON STOCKS - 92.21%		$18,114

(Cost: $36,526)

INVESTMENT FUNDS - 0.24%

Sector Fund-Real Estate
ProShares UltraShort Real Estate	1	$47
(Cost: $59)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.43%
Sonoco Products Co.,
0.550%, 4-1-09	$673	673

Master Note - 3.01%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	591	591

TOTAL SHORT-TERM SECURITIES - 6.44%		$1,264

(Cost: $1,264)

TOTAL INVESTMENT SECURITIES - 98.89%		$19,425

(Cost: $37,849)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.11%		218

NET ASSETS - 100.00%		$19,643

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$18,161	$ ---
Level Two - Other Significant Observable Inputs	1,264	---
Level Three - Significant Unobservable Inputs	---	---
Total	$19,425	$ ---

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Ivy VIP Science and Technology Portfolio
MARCH 31, 2009 (UNAUDITED)
(in thousands)

COMMON STOCKS	Shares	Value

Agricultural Products - 8.56%
Archer Daniels Midland Company (A)	343	$9,526
Bunge Limited	164	9,313
		18,839
Application Software - 10.56%
ACI Worldwide, Inc. (B)	515	9,649
Aspen Technology, Inc. (B)	1,164	8,136
Lawson Software, Inc. (B)	1,286	5,463
		23,248
Biotechnology - 7.46%
Amgen Inc. (B)	122	6,056
Genzyme Corporation (B)	135	8,042
Isis Pharmaceuticals, Inc. (B)	155	2,331
		16,429
Communications Equipment - 5.52%
QUALCOMM Incorporated	116	4,521
Research In Motion Limited (B)	177	7,624
		12,145
Computer Storage & Peripherals - 0.23%
NetApp, Inc. (B)	34	510

Data Processing & Outsourced Services - 8.44%
Alliance Data Systems Corporation (B)	156	5,772
Euronet Worldwide, Inc. (B)	341	4,450
Fidelity National Information Services, Inc.	185	3,367
Lender Processing Services, Inc.	163	4,989
		18,578
Diversified Chemicals - 2.59%
E.I. du Pont de Nemours and Company	128	2,856
FMC Corporation	66	2,843
		5,699
Electrical Components & Equipment - 0.97%
POWER-ONE, INC. (B)	860	757
Ultralife Corporation (B)	177	1,368
		2,125
Electronic Equipment & Instruments - 0.32%
IPG Photonics Corporation (B)	85	711

General Merchandise Stores - 0.66%
Conn's, Inc. (B)	104	1,455

Health Care Distributors - 0.20%
Animal Health International, Inc. (B)	359	448

Health Care Equipment - 0.15%
Insulet Corporation (B)	79	324

Health Care Facilities - 1.72%
HealthSouth Corporation (B)	307	2,727
LifePoint Hospitals, Inc. (B)	50	1,047
		3,774
Health Care Supplies - 0.42%
TranS1 Inc. (B)	151	921

Health Care Technology - 5.06%
Cerner Corporation (A)(B)	228	10,043
Eclipsys Corporation (B)	108	1,096
		11,139
Home Entertainment Software - 2.20%
Nintendo Co., Ltd. (C)	17	4,856

Industrial Machinery - 4.86%
ESCO Technologies Inc. (B)	247	9,574
Pentair, Inc.	52	1,136
		10,710
Integrated Telecommunication Services - 4.42%
AT&T Inc.	176	4,433
CenturyTel, Inc.	106	2,992
Embarq Corporation	61	2,316
		9,741
Internet Software & Services - 0.60%
SAVVIS, Inc. (B)	214	1,323

IT Consulting & Other Services - 1.76%
Telvent GIT, S.A.	298	3,880

Life & Health Insurance - 0.54%
Amil Participacoes S.A. (C)	436	1,202

Managed Health Care - 0.43%
WellCare Health Plans, Inc. (B)	85	953

Oil & Gas Equipment & Services - 0.20%
ION Geophysical Corporation (B)	285	444

Oil & Gas Exploration & Production - 4.59%
Noble Energy, Inc.	188	10,108

Semiconductor Equipment - 0.09%
EMCORE Corporation (B)	257	192

Semiconductors - 12.73%
Cree, Inc. (A)(B)	593	13,942
Microsemi Corporation (B)	77	895
ON Semiconductor Corporation (B)	326	1,269
PMC-Sierra, Inc. (B)	853	5,440
Samsung Electronics Co., Ltd. (C)	16	6,487
		28,033
Specialized Finance - 1.86%
CME Group Inc.	17	4,090

Systems Software - 2.25%
Microsoft Corporation	270	4,951

Wireless Telecommunication Service - 0.52%
Sprint Nextel Corporation (B)	321	1,145

TOTAL COMMON STOCKS - 89.91%		$197,973

(Cost: $244,308)

CORPORATE DEBT SECURITIES	Principal

Health Care Facilities - 1.62%
LifePoint Hospitals, Inc., Convertible,
3.250%, 8-15-25	$4,750	$3,562

Semiconductors - 1.04%
Diodes Incorporated, Convertible,
2.250%, 10-1-26	3,000	2,288

Technology - 1.05%
Eastman Kodak Company, Convertible,
3.375%, 10-15-33	3,000	2,310

Wireless Telecommunication Service - 0.66%
Nextel Communications, Inc., Convertible,
5.250%, 1-15-10	1,500	1,462

TOTAL CORPORATE DEBT SECURITIES - 4.37%		$9,622

(Cost: $8,889)

PUT OPTIONS	Number of Contracts

Apple Inc.,
Jul $90.00, Expires 7-20-09	2	$841
Cerner Corporation,
Jun $31.50, Expires 6-22-09	2	172

TOTAL PUT OPTIONS - 0.46%		$1,013

(Cost: $1,898)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.44%
Baxter International Inc.,
0.330%, 4-9-09	$3,000	3,000
ConAgra Foods, Inc.,
0.200%, 4-1-09	1,292	1,292
McCormick & Co. Inc.,
0.400%, 4-1-09	3,279	3,279
		7,571
Master Note - 0.50%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (D)	1,109	1,109

TOTAL SHORT-TERM SECURITIES - 3.94%		$8,680

(Cost: $8,680)

TOTAL INVESTMENT SECURITIES - 98.68%		$217,288

(Cost: $263,775)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.32%		2,901

NET ASSETS - 100.00%		$220,189

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

Science and Technology Portfolio	Investments	Other Financial Instruments+
Level One - Quoted Prices	$186,630	$---
Level Two - Other Significant Observable Inputs	29,645	---
Level Three - Significant Unobservable Inputs	1,013	(2,418)
Total	$217,288	$(2,418)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 12-31-08	$981	$(1,458)
Net realized gain (loss)	(261)	1,041
Net change in unrealized appreciation (depreciation)	(697)	(1,951)
Net purchases (sales)	990	(50)
Transfers in and/or out of Level 3	---	---
Ending Balance 3-31-09	$1,013	$(2,418)

Net change in unrealized appreciation (depreciation) from investments still held as of 12-31-08	$(837)	$(946)

(A)Securities serve as cover for the following written options outstanding at March 31, 2009:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value
Apple Inc.:	2	July/110.0	$801	$1,391
Cerner Corporation:	2	June/41.5	582	1,027

			$1,383	$2,418

(B)No dividends were paid during the preceding 12 months.

(C)Listed on an exchange outside the United States.

SCHEDULE OF INVESTMENTS
Small Cap Growth Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Application Software - 8.31%
Blackbaud, Inc.	413	$4,792
Blackboard Inc. (A)	198	6,288
Concur Technologies, Inc. (A)	131	2,510
FactSet Research Systems, Inc.	125	6,270
Ultimate Software Group, Inc. (The) (A)	96	1,664
		21,524
Auto Parts & Equipment - 3.47%
LKQ Corporation (A)	630	8,989

Broadcasting - 2.63%
DG FastChannel, Inc. (A)	363	6,821

Casinos & Gaming - 3.81%
Scientific Games Corporation, Class A (A)	816	9,884

Communications Equipment - 3.35%
Riverbed Technology, Inc. (A)	664	8,679

Construction & Engineering - 0.85%
Chicago Bridge & Iron Company N.V., NY Shares	353	2,211

Construction & Farm Machinery & Heavy Trucks - 1.56%
Bucyrus International, Inc., Class A	265	4,029

Consumer Finance - 1.31%
EZCORP, Inc., Class A (A)	294	3,396

Education Services - 2.25%
American Public Education, Inc. (A)	44	1,867
Capella Education Company (A)	75	3,954
		5,821
Electronic Components - 4.13%
DTS, Inc. (A)	444	10,690

Health Care Distributors - 2.01%
PSS World Medical, Inc. (A)	363	5,203

Health Care Equipment - 6.44%
ABIOMED, Inc. (A)	477	2,335
Masimo Corporation (A)	103	2,970
NuVasive, Inc. (A)	173	5,435
VNUS Medical Technologies, Inc. (A)	110	2,338
Volcano Corporation (A)	248	3,610
		16,688
Health Care Services - 4.37%
athenahealth, Inc. (A)	165	3,966
Healthways, Inc. (A)	262	2,296
HMS Holdings Corp. (A)	153	5,047
		11,309
Health Care Technology - 5.14%
Allscripts Healthcare Solutions, Inc.	638	6,561
Cerner Corporation (A)	60	2,625
Omnicell, Inc. (A)	257	2,007
Phase Forward Incorporated (A)	165	2,115
		13,308
Hotels, Resorts & Cruise Lines - 0.82%
Gaylord Entertainment Company (A)	254	2,114

Integrated Telecommunication Services - 1.63%
NTELOS Holdings Corp.	233	4,232

Internet Software & Services - 9.83%
Bankrate, Inc. (A)	167	4,164
Constant Contact, Inc. (A)	734	10,266
VistaPrint Limited (A)	265	7,292
Vocus, Inc. (A)	282	3,744
		25,466
Investment Banking & Brokerage - 1.56%
Greenhill & Co., Inc.	18	1,329
RiskMetrics Group, Inc. (A)	190	2,711
		4,040
Life Sciences Tools & Services - 1.94%
Illumina, Inc. (A)	135	5,035

Oil & Gas Equipment & Services - 1.65%
TESCO Corporation (A)	546	4,273

Oil & Gas Exploration & Production - 2.81%
Bill Barrett Corporation (A)	327	7,272

Packaged Foods & Meats - 3.34%
Ralcorp Holdings, Inc. (A)	64	3,454
Smart Balance, Inc. (A)	861	5,201
		8,655
Personal Products - 2.10%
Alberto-Culver Company	240	5,429

Railroads - 1.45%
Kansas City Southern (A)	296	3,765

Research & Consulting Services - 1.62%
CoStar Group, Inc. (A)	138	4,189

Restaurants - 0.00%
Krispy Kreme Doughnuts, Inc., Warrants (A)	6	---	*

Security & Alarm Services - 0.05%
Argyle Security, Inc. (A)	299	132

Specialized Finance - 2.34%
Financial Federal Corporation	286	6,061

Systems Software - 8.58%
CommVault Systems, Inc. (A)	1,084	11,887
MICROS Systems, Inc. (A)	551	10,329
		22,216
Trucking - 1.39%
Knight Transportation, Inc.	238	3,609

TOTAL COMMON STOCKS - 90.74%		$235,040

(Cost: $319,123)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 8.64%
Abbott Laboratories,
0.320%, 4-14-09	$3,000	3,000
Baxter International Inc.,
0.330%, 4-9-09	5,000	4,999
Deere & Company,
0.450%, 4-6-09	3,000	3,000
Merck & Co., Inc.,
0.300%, 5-18-09	3,000	2,999
Wisconsin Electric Power Co.,
0.150%, 4-1-09	8,377	8,377
		22,375
Master Note - 0.77%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	1,997	1,997

TOTAL SHORT-TERM SECURITIES - 9.41%		$24,372

(Cost: $24,372)

TOTAL INVESTMENT SECURITIES - 100.15%		$259,412

(Cost: $343,495)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.15%)		(398)

NET ASSETS - 100.00%		$259,014

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$235,040	$---
Level Two - Other Significant Observable Inputs	24,372	---
Level Three - Significant Unobservable Inputs	---	---
Total	$259,412	$---

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Small Cap Value Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Airlines - 0.56%
Delta Air Lines, Inc. (A)	139	$784

Alternative Carriers - 1.71%
tw telecom inc. (A)	271	2,369

Apparel Retail - 1.11%
Finish Line, Inc. (The), Class A	232	1,536

Apparel, Accessories & Luxury Goods - 1.01%
Warnaco Group, Inc. (The) (A)	58	1,394

Application Software - 1.42%
Lawson Software, Inc. (A)	133	563
TIBCO Software Inc. (A)	240	1,408
		1,971
Asset Management & Custody Banks - 2.22%
Affiliated Managers Group, Inc. (A)	55	2,306
AllianceBernstein Holding L.P.	53	776
		3,082
Automotive Retail - 2.44%
Monro Muffler Brake, Inc.	124	3,381

Casinos & Gaming - 2.39%
Ameristar Casinos, Inc.	122	1,537
Pinnacle Entertainment, Inc. (A)	253	1,779
		3,316
Communications Equipment - 1.63%
Avocent Corporation (A)	74	898
Tellabs, Inc. (A)	298	1,367
		2,265
Diversified Commercial & Professional Services - 1.17%
Corrections Corporation of America (A)	127	1,626

Education Services - 2.24%
Corinthian Colleges, Inc. (A)	72	1,396
Lincoln Educational Services Corporation (A)	94	1,715
		3,111
Electric Utilities - 3.27%
Cleco Corporation	76	1,653
NV Energy, Inc.	150	1,407
UIL Holdings Corporation	34	752
Unitil Corporation	36	719
		4,531
Food Retail - 3.59%
Casey's General Stores, Inc.	88	2,338
Ruddick Corporation	118	2,643
		4,981
Gas Utilities - 1.47%
Southwest Gas Corporation	97	2,044

General Merchandise Stores - 2.23%
99 Cents Only Stores (A)	153	1,412
Fred's Inc., Class A	150	1,686
		3,098
Health Care Facilities - 0.61%
AmSurg Corp. (A)	53	841

Homebuilding - 3.34%
M.D.C. Holdings, Inc.	52	1,629
Pulte Homes, Inc.	142	1,555
Ryland Group, Inc. (The)	87	1,456
		4,640
Household Appliances - 0.51%
Snap-on Incorporated	28	713

Human Resource & Employment Services - 2.29%
Resources Connection, Inc. (A)	81	1,215
Watson Wyatt & Company Holdings, Inc., Class A	40	1,960
		3,175
Hypermarkets & Super Centers - 2.40%
BJ's Wholesale Club, Inc. (A)	104	3,333

Integrated Telecommunication Services - 0.41%
SureWest Communications	73	569

Investment Banking & Brokerage - 3.51%
KBW, Inc. (A)	88	1,791
Piper Jaffray Companies (A)	57	1,479
Stifel Financial Corp. (A)	37	1,603
		4,873
IT Consulting & Other Services - 1.80%
CACI International Inc, Class A (A)	40	1,456
Forrester Research, Inc. (A)	51	1,048
		2,504
Managed Health Care - 2.27%
AMERIGROUP Corporation (A)	61	1,672
Coventry Health Care, Inc. (A)	115	1,484
		3,156
Metal & Glass Containers - 2.72%
Silgan Holdings Inc.	72	3,777

Movies & Entertainment - 2.26%
Regal Entertainment Group	234	3,141

Office REITs - 1.25%
Digital Realty Trust, Inc.	52	1,739

Oil & Gas Exploration & Production - 1.76%
Cabot Oil & Gas Corporation	47	1,113
Comstock Resources, Inc. (A)	45	1,338
		2,451
Regional Banks - 8.07%
Bank of Marin Bancorp	3	73
Bank of the Ozarks, Inc.	49	1,131
First Horizon National Corporation	122	1,308
Glacier Bancorp, Inc.	98	1,543
Home BancShares, Inc.	32	641
IBERIABANK Corporation	35	1,608
Pacific Continental Corporation	46	539
PacWest Bancorp	83	1,185
Sierra Bancorp	61	590
Texas Capital Bancshares, Inc. (A)	123	1,381
United Bankshares, Inc.	17	287
Wintrust Financial Corporation	75	917
		11,203
Reinsurance - 4.37%
IPC Holdings, Ltd.	87	2,355
Platinum Underwriters Holdings, Ltd.	59	1,681
RenaissanceRe Holdings Ltd.	41	2,032
		6,068
Research & Consulting Services - 1.09%
Duff & Phelps Corporation, Class A (A)	96	1,514

Residential REITs - 1.30%
American Campus Communities, Inc.	104	1,797

Restaurants - 3.49%
AFC Enterprises, Inc. (A)	108	485
Cracker Barrel Old Country Store, Inc.	109	3,113
Jack in the Box Inc. (A)	54	1,246
		4,844
Security & Alarm Services - 2.09%
Brink's Company (The)	48	1,262
GEO Group, Inc. (The) (A)	124	1,636
		2,898
Semiconductor Equipment - 1.35%
Lam Research Corporation (A)	40	902
Verigy Ltd. (A)	118	971
		1,873
Semiconductors - 5.57%
Atmel Corporation (A)	517	1,878
Cirrus Logic, Inc. (A)	217	815
Cypress Semiconductor Corporation (A)	161	1,090
NVIDIA Corporation (A)	135	1,326
PMC-Sierra, Inc. (A)	332	2,116
Sigma Designs, Inc. (A)	41	504
		7,729
Specialized REITs - 0.40%
Entertainment Properties Trust	35	552

Specialty Chemicals - 1.83%
Sensient Technologies Corporation	108	2,540

Systems Software - 1.56%
Sybase, Inc. (A)	71	2,158

Technology Distributors - 2.96%
Anixter International Inc. (A)	32	1,017
Arrow Electronics, Inc. (A)	73	1,393
Avnet, Inc. (A)	97	1,699
		4,109
Thrifts & Mortgage Finance - 0.84%
First Niagara Financial Group, Inc.	107	1,165

Trucking - 2.29%
Marten Transport, Ltd. (A)	100	1,875
Werner Enterprises, Inc.	86	1,299
		3,174

TOTAL COMMON STOCKS - 90.80%		$126,025

(Cost: $144,202)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 7.52%
Clorox Co.,
0.750%, 4-27-09	$3,000	2,998
ConAgra Foods, Inc.,
0.200%, 4-1-09	5,445	5,445
PACCAR Financial Corp.,
0.270%, 4-16-09	2,000	2,000
		10,443
Master Note - 1.73%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (B)	2,395	2,395

TOTAL SHORT-TERM SECURITIES - 9.25%		$12,838

(Cost: $12,838)

TOTAL INVESTMENT SECURITIES - 100.05%		$138,863

(Cost: $157,040)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.05%)		(68)

NET ASSETS - 100.00%		$138,795

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+

Level One - Quoted Prices	$126,025	$ ---
Level Two - Other Significant Observable Inputs	12,838	---
Level Three - Significant Unobservable Inputs	---	---

Total	$138,863	$ ---

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Value Portfolio
(in thousands) March 31, 2009 (Unaudited)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 3.56%
Lockheed Martin Corporation (A)	41	$2,851
Raytheon Company	106	4,139
		6,990
Airlines - 0.66%
Delta Air Lines, Inc. (B)	159	895
UAL Corporation (B)	88	396
		1,291
Asset Management & Custody Banks - 0.48%
Blackstone Group L.P. (The)	131	946

Brewers - 2.91%
Molson Coors Brewing Company, Class B	167	5,711

Communications Equipment - 1.96%
Nokia Corporation, Series A, ADR	330	3,847

Computer Hardware - 6.14%
Hewlett-Packard Company	237	7,608
International Business Machines Corporation (A)	46	4,447
		12,055
Consumer Finance - 1.11%
Capital One Financial Corporation (A)	178	2,179

Department Stores - 1.77%
Macy's Inc.	392	3,487

Diversified Chemicals - 0.30%
Solutia Inc. (B)	317	593

Drug Retail - 2.73%
CVS Corporation	194	5,341

Environmental & Facilities Services - 1.56%
Waste Management, Inc.	119	3,049

Health Care Distributors - 7.15%
AmerisourceBergen Corporation	193	6,290
McKesson Corporation (A)	221	7,730
		14,020
Home Improvement Retail - 1.88%
Home Depot, Inc. (The)	156	3,685

Industrial Machinery - 2.32%
Illinois Tool Works Inc.	148	4,557

Integrated Oil & Gas - 14.62%
Chevron Corporation	175	11,740
Exxon Mobil Corporation (A)	98	6,701
Marathon Oil Corporation	209	5,487
Occidental Petroleum Corporation	74	4,107
Targa Resources Partners LP	71	635
		28,670
Integrated Telecommunication Services - 5.03%
AT&T Inc.	38	950
Verizon Communications Inc.	295	8,915
		9,865
Managed Health Care - 2.98%
Coventry Health Care, Inc. (B)	71	914
UnitedHealth Group Incorporated (A)	220	4,609
WellPoint, Inc. (B)	9	334
		5,857
Metal & Glass Containers - 1.43%
Pactiv Corporation (B)	192	2,803

Mortgage REITs - 3.31%
Annaly Capital Management, Inc.	469	6,502

Multi-Utilities - 1.09%
Duke Energy Corporation	150	2,147

Office Electronics - 1.33%
Xerox Corporation	573	2,606

Oil & Gas Exploration & Production - 1.38%
Devon Energy Corporation	61	2,713

Oil & Gas Storage & Transportation - 6.73%
Boardwalk Pipeline Partners, LP (A)	102	2,292
Copano Energy, L.L.C., Units	27	356
DCP Midstream Partners, LP	14	195
Enterprise Products Partners L.P.	234	5,211
Kinder Morgan Energy Partners, L.P.	47	2,177
MarkWest Energy Partners, L.P.	36	411
Regency Energy Partners LP (A)	205	2,556
		13,198
Other Diversified Financial Services - 2.77%
J.P. Morgan Chase & Co.	204	5,430

Packaged Foods & Meats - 2.22%
Kraft Foods Inc.	195	4,356

Pharmaceuticals - 0.83%
Johnson & Johnson	31	1,620

Property & Casualty Insurance - 6.98%
ACE Limited	104	4,218
Travelers Companies, Inc. (The)	233	9,469
		13,687
Railroads - 2.68%
Union Pacific Corporation	128	5,254

Regional Banks - 0.76%
SunTrust Banks, Inc.	41	477
Zions Bancorporation	103	1,010
		1,487
Reinsurance - 1.59%
Everest Re Group, Ltd.	35	2,450
RenaissanceRe Holdings Ltd.	13	662
		3,112
Specialty Stores - 0.16%
Office Depot, Inc. (B)	237	310

Tobacco - 3.39%
Altria Group, Inc.	195	3,119
Philip Morris International Inc. (A)	99	3,533
		6,652

TOTAL COMMON STOCKS - 93.81%		$184,020

(Cost: $242,252)

PREFERRED STOCKS - 1.58%

Diversified Metals & Mining
Freeport-McMoRan Copper & Gold Inc., 6.75% Cumulative Convertible	48	$3,093
(Cost: $2,338)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.27%
Kellogg Co.,
0.930%, 4-2-09	$3,000	3,000
Kraft Foods Inc.,
0.700%, 4-28-09	2,000	1,999
Sonoco Products Co.,
0.550%, 4-1-09	1,436	1,436
		6,435
Master Note - 1.22%
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (C)	2,384	2,384

TOTAL SHORT-TERM SECURITIES - 4.49%		$8,819

(Cost: $8,819)

TOTAL INVESTMENT SECURITIES - 99.88%		$195,932

(Cost: $253,409)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.12%		229

NET ASSETS - 100.00%		$196,161

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$187,113	$(219)
Level Two - Other Significant Observable Inputs	8,819	---
Level Three - Significant Unobservable Inputs	---	---
Total	$195,932	$(219)

(A)Securities serve as cover for the following written options outstanding at March 31, 2009:

Underlying Security	Contracts Subjec to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Boardwalk Pipeline Partners, LP:	1	May/22.5	$18	$16
Exxon Mobil Corporation:	---*	April/85.0	64	1
	---*	July/75.0	61	58
International Business Machines Corporation:	---*	April/90.0	47	65
Lockheed Martin Corporation:	---*	April/85.0	16	2
McKesson Corporation:	---*	May/45.0	29	3
Philip Morris International Inc.:	1	June/40.0	39	20
Regency Energy Partners LP:	---*	May/12.5	12	16
UnitedHealth Group Incorporated:	2	April/30.0	66	5

			$352	$186
*Not shown due to rounding.

Underlying Security	Contracts Subjec to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Exxon Mobil Corporation:	---*	April/60.0	$45	$10
	---*	July/50.0	32	23

			$77	$33

(B)No dividends were paid during the preceding 12 months.

(C)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

The following acronym is used throughout this portfolio: ADR = American Depositary Receipts

SCHEDULE OF INVESTMENTS
Pathfinder Aggressive Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	1,098	$5,905
Ivy Funds VIP Dividend Opportunities	1,280	5,857
Ivy Funds VIP Growth	981	7,122
Ivy Funds VIP International Growth	768	4,074
Ivy Funds VIP International Value	476	5,222
Ivy Funds VIP Mid Cap Growth	489	2,139
Ivy Funds VIP Money Market	5,857	5,857
Ivy Funds VIP Small Cap Growth	220	1,245
Ivy Funds VIP Small Cap Value	377	3,575
Ivy Funds VIP Value	768	2,759

TOTAL AFFILIATED MUTUAL FUNDS - 99.75%		$43,755

(Cost: $58,679)

SHORT-TERM SECURITIES - 0.24%	Principal

Master Note
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$104	$104
(Cost: $104)

TOTAL INVESTMENT SECURITIES - 99.99%		$43,859

(Cost: $58,783)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.01%		4

NET ASSETS - 100.00%		$43,863

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+

Level One - Quoted Prices	$43,755	$---
Level Two - Other Significant Observable Inputs	104	---
Level Three - Significant Unobservable Inputs	---	---

Total	$43,859	$---

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Pathfinder Moderately Aggressive Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	4,635	$24,927
Ivy Funds VIP Dividend Opportunities	4,841	22,148
Ivy Funds VIP Growth	2,167	15,736
Ivy Funds VIP International Growth	2,047	10,857
Ivy Funds VIP International Value	1,213	13,312
Ivy Funds VIP Mid Cap Growth	1,533	6,709
Ivy Funds VIP Money Market	24,641	24,641
Ivy Funds VIP Small Cap Growth	693	3,922
Ivy Funds VIP Small Cap Value	1,005	9,541
Ivy Funds VIP Value	1,719	6,172

TOTAL AFFILIATED MUTUAL FUNDS - 99.93%		$137,965

(Cost: $164,491)

SHORT-TERM SECURITIES - 0.64%	Principal

Master Note
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$888	$888
(Cost: $888)

TOTAL INVESTMENT SECURITIES - 100.57%		$138,853

(Cost: $165,379)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.57%)		(790)

NET ASSETS - 100.00%		$138,063

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$137,965	$---
Level Two - Other Significant Observable Inputs	888	---
Level Three - Significant Unobservable Inputs	---	---
Total	$138,853	$---

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Pathfinder Moderate Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	4,442	$23,891
Ivy Funds VIP Dividend Opportunities	3,640	16,654
Ivy Funds VIP Growth	1,622	11,776
Ivy Funds VIP International Growth	1,213	6,432
Ivy Funds VIP International Value	671	7,366
Ivy Funds VIP Mid Cap Growth	918	4,018
Ivy Funds VIP Money Market	23,582	23,582
Ivy Funds VIP Small Cap Growth	347	1,964
Ivy Funds VIP Small Cap Value	426	4,046
Ivy Funds VIP Value	1,295	4,648

TOTAL AFFILIATED MUTUAL FUNDS - 99.90%		$104,377

(Cost: $117,960)

SHORT-TERM SECURITIES - 0.53%	Principal

Master Note
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$550	$550
(Cost: $550)

TOTAL INVESTMENT SECURITIES - 100.43%		$104,927

(Cost: $118,510)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.43%)		(450)

NET ASSETS - 100.00%		$104,477

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$104,377	$---
Level Two - Other Significant Observable Inputs	550	---
Level Three - Significant Unobservable Inputs	---	---
Total	$104,927	$---

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Ivy VIP Pathfinder Moderately Conservative Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	2,421	$13,019
Ivy Funds VIP Dividend Opportunities	1,667	7,626
Ivy Funds VIP Growth	679	4,927
Ivy Funds VIP International Growth	399	2,117
Ivy Funds VIP International Value	193	2,117
Ivy Funds VIP Mid Cap Growth	418	1,830
Ivy Funds VIP Money Market	12,860	12,860
Ivy Funds VIP Small Cap Growth	79	448
Ivy Funds VIP Small Cap Value	48	456
Ivy Funds VIP Value	589	2,116

TOTAL AFFILIATED MUTUAL FUNDS - 99.79%		$47,516

(Cost: $51,400)

SHORT-TERM SECURITIES - 1.84%	Principal

Master Note
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$874	$874
(Cost: $874)

TOTAL INVESTMENT SECURITIES - 101.63%		$48,390

(Cost: $52,274)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.63%)		(772)

NET ASSETS - 100.00%		$47,618

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$47,516	$---
Level Two - Other Significant Observable Inputs	874	---
Level Three - Significant Unobservable Inputs	---	---
Total	$48,390	$---

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

SCHEDULE OF INVESTMENTS
Ivy Funds VIP Pathfinder Conservative Portfolio
(in thousands) March 31, 2009 (Unaudited)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy Funds VIP Bond	1,434	$7,712
Ivy Funds VIP Dividend Opportunities	984	4,500
Ivy Funds VIP Growth	292	2,120
Ivy Funds VIP International Value	104	1,138
Ivy Funds VIP Mid Cap Growth	111	484
Ivy Funds VIP Money Market	7,621	7,621
Ivy Funds VIP Small Cap Growth	42	237
Ivy Funds VIP Small Cap Value	25	241
Ivy Funds VIP Value	126	452

TOTAL AFFILIATED MUTUAL FUNDS - 99.58%		$24,505

(Cost: $25,381)

SHORT-TERM SECURITIES - 1.80%	Principal

Master Note
Toyota Motor Credit Corporation,
1.271%, 4-1-09 (A)	$442	$442
(Cost: $442)

TOTAL INVESTMENT SECURITIES - 101.38%		$24,947

(Cost: $25,823)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.38%)		(338)

NET ASSETS - 100.00%		$24,609

Notes to Schedule of Investments

The Portfolio has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio's investments by the above FAS 157 fair value hierarchy levels as of March 31, 2009.

	Investments	Other Financial Instruments+
Level One - Quoted Prices	$24,505	$---
Level Two - Other Significant Observable Inputs	442	---
Level Three - Significant Unobservable Inputs	---	---
Total	$24,947	$---

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds Variable Insurance Portfolios
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 28, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 28, 2009